SPARTAN(REGISTERED TRADEMARK)

(REGISTERED TRADEMARK)

MASSACHUSETTS MUNICIPAL
FUNDS
AND
FIDELITY
MASSACHUSETTS MUNICIPAL
MONEY MARKET FUND
SEMIANNUAL REPORT
JULY 31, 1998
CONTENTS



PRESIDENT'S MESSAGE                                 3    NED JOHNSON ON INVESTING STRATEGIES

SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND

                                                    4    PERFORMANCE

                                                    7    FUND TALK: THE MANAGER'S OVERVIEW

                                                    10   INVESTMENT CHANGES

                                                    11   INVESTMENTS

                                                    24   FINANCIAL STATEMENTS

SPARTAN MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

                                                    28   PERFORMANCE

                                                    30   FUND TALK: THE MANAGER'S OVERVIEW

                                                    32   INVESTMENT CHANGES

                                                    33   INVESTMENTS

                                                    43   FINANCIAL STATEMENTS

FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

                                                    47   PERFORMANCE

                                                    49   FUND TALK: THE MANAGER'S OVERVIEW

                                                    51   INVESTMENT CHANGES

                                                    52   INVESTMENTS

                                                    62   FINANCIAL STATEMENTS

NOTES                                               66   NOTES TO THE FINANCIAL STATEMENTS




To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
So far, 1998 has been a year of considerable volatility in the U.S. stock and bond markets. In the first quarter, the U.S. stock market soared as inflation and interest rates remained stable, while the economy maintained strong growth. By summer, however, investors began to exercise caution relative to the troublesome Asian economic climate and reports of concerns about corporate earnings domestically. Market volatility and low interest rates were also the main stories in the bond market, with many investors moving assets to highly rated U.S. Treasuries.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d

SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance.
You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JULY 31, 1998                 PAST 6  PAST 1  PAST 5  PAST 10
                                            MONTHS  YEAR    YEARS   YEARS

SPARTAN MA MUNICIPAL INCOME                 1.42%   5.50%   35.44%  116.94%

LB MASSACHUSETTS ENHANCED                   1.76%   6.13%   37.48%  N/A
 MUNICIPAL BOND

MASSACHUSETTS MUNICIPAL DEBT FUNDS AVERAGE  1.58%   5.38%   32.11%  110.38%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Massachusetts Enhanced Municipal Bond Index - a total return performance benchmark for Massachusetts investment-grade municipal bonds with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 57 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JULY 31, 1998                      PAST 1  PAST 5  PAST 10
                                                 YEAR    YEARS   YEARS

SPARTAN MA MUNICIPAL INCOME                      5.50%   6.25%   8.05%

LB MASSACHUSETTS ENHANCED                        6.13%   6.57%   N/A
 MUNICIPAL BOND

MASSACHUSETTS MUNICIPAL DEBT FUNDS AVERAGE       5.38%   5.72%   7.72%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             Spartan MA Muni Income      LB Municipal Bond
             00070                       LB015
  1988/07/31      10000.00                    10000.00
  1988/08/31      10034.36                    10008.80
  1988/09/30      10180.44                    10189.96
  1988/10/31      10364.34                    10369.30
  1988/11/30      10304.57                    10274.32
  1988/12/31      10463.59                    10379.43
  1989/01/31      10613.36                    10594.07
  1989/02/28      10543.83                    10473.19
  1989/03/31      10551.47                    10448.16
  1989/04/30      10810.70                    10696.20
  1989/05/31      11003.10                    10918.36
  1989/06/30      11096.98                    11066.63
  1989/07/31      11182.11                    11217.25
  1989/08/31      11138.73                    11107.43
  1989/09/30      11096.13                    11074.33
  1989/10/31      11201.25                    11209.77
  1989/11/30      11359.91                    11405.94
  1989/12/31      11431.12                    11499.24
  1990/01/31      11375.10                    11444.85
  1990/02/28      11515.95                    11546.71
  1990/03/31      11535.71                    11550.18
  1990/04/30      11384.25                    11466.55
  1990/05/31      11631.91                    11716.87
  1990/06/30      11753.79                    11819.86
  1990/07/31      11919.91                    11993.61
  1990/08/31      11776.93                    11819.46
  1990/09/30      11816.37                    11826.20
  1990/10/31      11856.71                    12040.73
  1990/11/30      12223.12                    12282.87
  1990/12/31      12275.24                    12336.30
  1991/01/31      12426.91                    12501.85
  1991/02/28      12522.23                    12610.62
  1991/03/31      12584.61                    12615.16
  1991/04/30      12759.04                    12782.94
  1991/05/31      12887.58                    12896.58
  1991/06/30      12913.02                    12883.81
  1991/07/31      13100.14                    13040.74
  1991/08/31      13219.48                    13212.48
  1991/09/30      13341.00                    13384.51
  1991/10/31      13459.92                    13504.97
  1991/11/30      13495.57                    13542.65
  1991/12/31      13663.02                    13833.27
  1992/01/31      13781.88                    13864.81
  1992/02/29      13825.80                    13869.25
  1992/03/31      13839.43                    13874.38
  1992/04/30      13962.34                    13997.86
  1992/05/31      14114.72                    14162.62
  1992/06/30      14349.45                    14400.27
  1992/07/31      14735.27                    14831.99
  1992/08/31      14549.89                    14687.38
  1992/09/30      14673.77                    14783.43
  1992/10/31      14425.88                    14638.11
  1992/11/30      14791.00                    14900.28
  1992/12/31      14932.12                    15052.41
  1993/01/31      15151.66                    15227.47
  1993/02/28      15672.94                    15778.25
  1993/03/31      15531.17                    15611.47
  1993/04/30      15673.88                    15768.99
  1993/05/31      15780.20                    15857.61
  1993/06/30      16028.80                    16122.28
  1993/07/31      16017.62                    16143.40
  1993/08/31      16351.85                    16479.50
  1993/09/30      16631.15                    16667.20
  1993/10/31      16672.03                    16699.37
  1993/11/30      16535.05                    16552.25
  1993/12/31      16861.49                    16901.67
  1994/01/31      17056.35                    17094.69
  1994/02/28      16699.44                    16651.93
  1994/03/31      15980.81                    15973.87
  1994/04/30      16034.66                    16109.32
  1994/05/31      16192.52                    16248.99
  1994/06/30      16117.12                    16149.71
  1994/07/31      16421.71                    16445.74
  1994/08/31      16493.99                    16502.64
  1994/09/30      16225.54                    16260.38
  1994/10/31      15898.89                    15971.59
  1994/11/30      15450.21                    15682.83
  1994/12/31      15837.39                    16028.01
  1995/01/31      16409.83                    16486.09
  1995/02/28      16869.53                    16965.50
  1995/03/31      17095.59                    17160.44
  1995/04/30      17103.88                    17180.69
  1995/05/31      17639.11                    17728.92
  1995/06/30      17367.03                    17574.68
  1995/07/31      17484.59                    17741.29
  1995/08/31      17696.99                    17966.25
  1995/09/30      17843.93                    18079.97
  1995/10/31      18134.95                    18342.86
  1995/11/30      18453.67                    18647.16
  1995/12/31      18699.43                    18826.36
  1996/01/31      18831.81                    18968.50
  1996/02/29      18635.81                    18840.47
  1996/03/31      18381.22                    18599.68
  1996/04/30      18300.42                    18547.05
  1996/05/31      18303.39                    18539.63
  1996/06/30      18483.17                    18741.52
  1996/07/31      18681.88                    18912.07
  1996/08/31      18650.23                    18907.53
  1996/09/30      18898.65                    19172.24
  1996/10/31      19116.12                    19389.08
  1996/11/30      19466.35                    19743.90
  1996/12/31      19372.09                    19660.97
  1997/01/31      19408.37                    19698.13
  1997/02/28      19589.05                    19878.96
  1997/03/31      19318.61                    19613.97
  1997/04/30      19488.85                    19778.14
  1997/05/31      19783.11                    20075.61
  1997/06/30      19989.14                    20289.41
  1997/07/31      20562.37                    20851.43
  1997/08/31      20370.86                    20656.05
  1997/09/30      20612.98                    20901.24
  1997/10/31      20736.20                    21035.63
  1997/11/30      20873.76                    21159.32
  1997/12/31      21177.34                    21468.04
  1998/01/31      21390.03                    21689.59
  1998/02/28      21363.02                    21696.09
  1998/03/31      21380.17                    21715.19
  1998/04/30      21286.19                    21617.25
  1998/05/31      21610.62                    21959.45
  1998/06/30      21660.56                    22045.97
  1998/07/31      21694.16                    22101.31
IMATRL PRASUN   SHR__CHT 19980731 19980811 140444 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Massachusetts Municipal Income Fund on July 31, 1988. As the chart shows, by July 31, 1998, the value of the investment would have grown to $21,694 - a 116.94% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - which reflects the performance of the investment-grade municipal bond market - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $22,101 - a 121.01% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN, AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN,
YOU MIGHT LOSE MONEY. BUT IF
YOU CAN RIDE OUT THE MARKET'S
UPS AND DOWNS, YOU MAY HAVE
A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS

                  SIX MONTHS        YEARS ENDED JANUARY 31,
                  ENDED
                  JULY 31,

                  1998        1998    1997    1996    1995    1994

DIVIDEND RETURNS  2.42%       5.47%   5.33%   6.41%   5.85%   6.32%

CAPITAL RETURNS   -1.00%      4.74%  -2.27%   8.35%  -9.64%   6.25%

TOTAL RETURNS     1.42%       10.21%  3.06%   14.76%  -3.79%  12.57%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.


DIVIDENDS AND YIELD
PERIODS ENDED JULY 31, 1998             PAST 1       PAST 6        PAST 1
                                        MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE                     4.84(CENTS)  28.76(CENTS)  58.29(CENTS)

ANNUALIZED DIVIDEND RATE                4.80%        4.89%         4.93%

30-DAY ANNUALIZED YIELD                 4.24%        -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD  7.53%        -             -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.86 over the past one month, $11.87 over the past six months and $11.82 over the past one year, you can compare the fund's income over these three periods. Dividends per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 43.68% combined 1998 federal and state tax bracket, but does not reflect the payment of the alternative minimum tax, if applicable.
SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
With the supply of municipal bonds
growing to near-record levels,
fluctuating consumer demand and
continued turmoil in the Asian
markets, the municipal bond market
experienced varying shifts in
performance during the six-month
period that ended July 31, 1998.
During this period, the Lehman
Brothers Municipal Bond Index -
a measure of the municipal bond
market - returned 1.90%. In
comparison, the Lehman Brothers
Aggregate Bond Index - a
measure of the investment-grade
taxable bond market in the U.S. -
returned 2.83%. Municipals lagged
taxable issue bonds throughout
this six-month period. In early
1998, lower interest rates proved
enticing to municipal bond issuers
seeking to refinance their debt at
lower rates. However, the increased
refinancing activity also caused an
increased supply of municipal
bonds. Coupled with weakened
demand, muni bond performance
suffered accordingly. Extremely
heavy municipal bond issuance
continued throughout the early
spring as many issuers rushed to
the market to capitalize on the
opportunity to refinance their older,
more expensive debt. Then, in May,
the largest deal in municipal history
took place - a $3.5 billion issuance
by the Long Island Power Authority.
This heavy supply, combined with
lower demand, continued to put
downward pressure on municipal
bonds throughout the remainder of
the period.
NOTE TO SHAREHOLDERS: Christine Thompson became Portfolio Manager of Spartan Massachussetts Municipal Income Fund on July 13, 1998.
Q. HOW DID THE FUND PERFORM, CHRISTINE?
A. For the six-month period that ended July 31, 1998, the fund had a total return of 1.42%. To get a sense of how the fund did relative to its competitors, the Massachusetts municipal debt funds average returned 1.58% for the same six-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers Massachusetts Enhanced Municipal Bond Index - a broad measure of the performance of the state's municipal bond market - returned 1.76% for the same six-month period. For the 12 months that ended July 31, 1998, the fund returned 5.50%, while the Massachusetts municipal debt funds average returned 5.38%, and the Lehman Brothers Massachusetts Enhanced Municipal Bond Index returned 6.13%.
Q. HOW DID THE MASSACHUSETTS MUNICIPAL MARKET PERFORM RELATIVE TO OTHER SEGMENTS OF THE MUNICIPAL MARKET?
A. After keeping pace and occasionally exceeding the performance of the national municipal market in the first half of the period, the Massachusetts municipal market trailed the national market more recently. That underperformance can be attributed to an increasing supply of Massachusetts municipal bonds, which put a small amount of pressure on the state's municipal bond prices. Thanks in large part to issuers refinancing debt at lower interest rates, the supply of municipals has expanded somewhat this year compared to last.
Q. WHY DID THE FUND LAG THE MASSACHUSETTS MUNICIPAL DEBT FUNDS AVERAGE DURING THE PAST SIX MONTHS?
A. The primary reason for the fund's modest lagging of the municipal debt funds average was its relatively large stake in non-callable bonds - which can't be redeemed by their issuers before maturity. Municipal bond issuers often refinance their older, more expensive debt at lower interest rates, much as homeowners do with their mortgages when interest rates fall. When a bond is called, or redeemed, by its issuer, the bond holders often are forced to reinvest the proceeds at lower interest rates. That's what happened throughout much of the past year, and having a relatively large stake in non-callable bonds was a plus for the fund's performance. More recently, however, non-callable bonds lost a little of their investor appeal and lagged their callable counterparts. During the past six months, many callable bonds were being refunded by their issuers, receiving a credit upgrade because of the refunding, and rallying in response.
Q. WHICH INVESTMENTS MADE A POSITIVE CONTRIBUTION TO PERFORMANCE?
A. Strong performers included lower-rated, investment-grade bonds - such as those rated Baa, which benefited from strong demand. They became increasingly attractive because they offered more yield than A-rated, Aa-rated and Aaa-rated bonds. In addition, there was a very small supply of these bonds during the period, and strong demand and low supply helped boost the prices of many Baa-rated bonds. Also, the fund's relatively heavy stake in intermediate maturity bonds performed better than shorter-term securities as interest rates fell.
Q. CHRISTINE, WHAT'S YOUR OUTLOOK FOR THE MASSACHUSETTS MUNICIPAL
MARKET?
A. The state legislature recently enacted a tax cut, a good indication of just how solid the Massachusetts economy has been over the past several years. So from an economic and credit quality standpoint, I believe that most municipal issuers in Massachusetts currently are in pretty good shape. Less certain is how much of the continued funding of Boston's Central Artery/Tunnel project - dubbed "the Big Dig" - will fall on the state and other entities like the Massachusetts Turnpike Authority or the Massachusetts Port Authority. I'll be watching those developments closely. For the remainder of the year, I expect that Massachusetts municipal supply will taper off from its first half level, which likely would be a positive for the market as long as demand remains firm or increases.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

CHRISTINE THOMPSON ON THE
LEHMAN BROTHERS
MASSACHUSETTS ENHANCED
MUNICIPAL BOND INDEX AND ITS
ROLE IN MANAGING THE FUND:
"The Lehman Brothers
Massachusetts Enhanced
Municipal Bond Index is a
representation of the overall
market in which the fund
invests. The index includes most
of the universe of Massachusetts
municipal bonds. I manage the fund
to have similar overall
interest-rate risk to its benchmark
index, but beyond that, the fund
can vary significantly from the
index. With respect to sector,
issuer and structural
composition, the fund's holdings
reflect my research conclusions on
the relative value of bonds."
(solid bullet) General obligation bonds (GOs) made up the fund's largest sector concentration at 26.0% of investments at the end of the period. A GO is backed by the full faith and credit - which includes the taxing power - of a city, county, state or other issuer, and is repaid with general revenue including taxes.
FUND FACTS
GOAL: to provide high current
income exempt from federal
income tax and Massachusetts
personal income tax by
investing in investment-grade
municipal securities under
normal conditions
FUND NUMBER: 070
TRADING SYMBOL: FDMMX
START DATE: November 10, 1983
SIZE: as of July 31, 1998,
more than $1.2 billion
MANAGER: Christine Thompson,
since July 1998; manager,
various Fidelity and Spartan
municipal income funds;
joined Fidelity in 1985
(checkmark)

SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND

INVESTMENT CHANGES


TOP FIVE SECTORS AS OF JULY 31, 1998
                       % OF FUND'S   % OF FUND'S INVESTMENTS
                       INVESTMENTS   IN THESE SECTORS
                                     6 MONTHS AGO

GENERAL OBLIGATION     26.0          26.5

HEALTH CARE            19.5          21.1

WATER & SEWER          10.6          11.7

EDUCATION              10.4          9.4

ESCROWED/PRE-REFUNDED  9.2           7.5

AVERAGE YEARS TO MATURITY AS OF JULY 31, 1998
                                               6 MONTHS AGO

YEARS  13.5                                    13.7

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF JULY 31, 1998
                                               6 MONTHS AGO

YEARS  6.6                                     6.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF JULY 31, 1998 AS OF JANUARY 31, 1998
AAA 44.3%
AA, A 41.0%
BAA 5.6%
NON-RATED 5.1%
SHORT-TERM
INVESTMENTS 4.0%
AAA 41.9%
AA, A 43.3%
BAA 5.9%
NON-RATED 5.8%
SHORT-TERM
INVESTMENTS 3.1%
ROW: 1, COL: 1, VALUE: 44.3
ROW: 1, COL: 2, VALUE: 41.0
ROW: 1, COL: 3, VALUE: 5.6
ROW: 1, COL: 4, VALUE: 5.1
ROW: 1, COL: 5, VALUE: 4.0
ROW: 1, COL: 1, VALUE: 41.9
ROW: 1, COL: 2, VALUE: 43.3
ROW: 1, COL: 3, VALUE: 5.9
ROW: 1, COL: 4, VALUE: 5.8
ROW: 1, COL: 5, VALUE: 3.1
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND

INVESTMENTS JULY 31, 1998 (UNAUDITED)
SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 96.0%
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
MASSACHUSETTS - 93.7%
Attleboro Gen. Oblig.:
6% 10/1/03 (MBIA Insured)  Aaa $ 1,085,000 $ 1,172,212
 6% 10/1/04 (MBIA Insured)  Aaa  1,085,000  1,184,234
 6% 10/1/05 (MBIA Insured)  Aaa  1,085,000  1,192,643
 6% 10/1/06 (MBIA Insured)  Aaa  1,085,000  1,201,453
 6% 10/1/07 (MBIA Insured)  Aaa  1,085,000  1,208,907
Barnstable Ind. Dev. Fing. Auth. Ind. Dev. Rev.
(Whitehall Pavilion) 10.125% 2/15/26
(FHA Guaranteed)  A  2,980,000  3,102,359
Boston Econ. Dev. & Ind. Corp. (Boston Army
Base Proj.) Series 1983, 6.25% 8/1/03,
LOC State Street Bank & Trust Co.  -  4,180,000  4,198,768
Boston Gen. Oblig. Series A, 10% 7/1/00
(MBIA Insured)  Aaa  1,000,000  1,107,210
Boston Hsg. Dev. Corp. Mtg. Rev. Rfdg. (Section 8)
Series A, 5.15% 7/1/08 (MBIA Insured)
(FHA Guaranteed)  Aaa  3,005,000  3,084,873
Boston Wtr. & Swr. Commission Rev. Gen.
Sr. Series A, 5.25% 11/1/19  A1  10,100,000  10,334,522
Brockton Gen. Oblig.:
6% 4/1/06 (MBIA Insured)  Aaa  1,380,000  1,520,374
 5% 4/1/09 (MBIA Insured)  Aaa  1,200,000  1,238,496
 5.10% 4/1/12 (MBIA Insured)  Aaa  1,850,000  1,880,118
 5% 4/1/13 (MBIA Insured)  Aaa  1,165,000  1,168,577
Brockton Hsg. Dev. Corp. Multi-Family Hsg.
Rev. Rfdg. (Douglas House Proj.) Series 1992-A,
7.375% 9/1/24 (FNMA Collateralized)  AAA  8,120,000  8,556,856
Chelsea Gen. Oblig. Rfdg.:
5% 6/15/13 (AMBAC Insured)  Aaa  2,640,000  2,648,263
 5.125% 6/15/16 (AMBAC Insured)  Aaa  1,750,000  1,756,195
Chelsea School Proj. Loan Act 1948:
6.50% 6/15/12 (AMBAC Insured)
 (Pre-Refunded to 6/15/04 @ 102) (d)  Aaa  2,500,000  2,835,025
 6% 6/15/14 (AMBAC Insured)
 (Pre-Refunded to 6/15/04 @ 102) (d)  Aaa  1,830,000  2,028,134
Granville Gen. Oblig.:
7.30% 7/15/05 (MBIA Insured)  Aaa  145,000  169,740
 7.30% 7/15/06 (MBIA Insured)  Aaa  145,000  172,749
 7.30% 7/15/07 (MBIA Insured)  Aaa  140,000  168,423
 7.30% 7/15/08 (MBIA Insured)  Aaa  140,000  170,341
Halifax Gen. Oblig.:
6.20% 6/1/10 (AMBAC Insured)  Aaa  325,000  355,852
 6.25% 6/1/11 (AMBAC Insured)  Aaa  325,000  355,797
 6.30% 6/1/12 (AMBAC Insured)  Aaa  325,000  356,619
 6.30% 6/1/13 (AMBAC Insured)  Aaa  325,000  356,619
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Haverhill Gen. Oblig. Rfdg. Series A:
6.40% 9/1/03 (AMBAC Insured)  Aaa $ 1,600,000 $ 1,725,184
 6.50% 9/1/04 (AMBAC Insured)  Aaa  1,595,000  1,721,946
Holyoke Gen. Oblig.:
Muni. Purp. Loan Series A:
 5.50% 6/15/04 (FSA Insured)  Aaa  1,255,000  1,332,647
  6% 6/15/05 (FSA Insured)  Aaa  1,350,000  1,479,141
  6% 6/15/06 (FSA Insured)  Aaa  1,300,000  1,435,252
  5.50% 6/15/16 (FSA Insured)  Aaa  2,100,000  2,174,865
 Rfdg. Series B:
 5.50% 6/15/04 (FSA Insured)  Aaa  2,015,000  2,139,668
  6% 6/15/06 (FSA Insured)  Aaa  1,400,000  1,545,656
Holyoke School Proj. Loan Act:
7.35% 8/1/02 (Pre-Refunded to
 8/1/01 @ 102) (d)  Baa2  1,960,000  2,175,110
 7.65% 8/1/09 (Pre-Refunded to
 8/1/01 @ 102) (d)  Baa2  2,205,000  2,465,455
Lowell Gen. Oblig.:
Rfdg. Series A, 5.50% 1/15/10 (FSA Insured)  Aaa  2,000,000  2,096,960
 8% 1/15/00  A3  500,000  514,605
 6.25% 8/1/04 (AMBAC Insured)  Aaa  2,035,000  2,243,384
 6.25% 8/1/05 (AMBAC Insured)  Aaa  2,120,000  2,357,843
 5.80% 4/1/08 (FSA Insured)  Aaa  1,195,000  1,299,682
 8.40% 1/15/09 (Pre-Refunded to
 1/15/01 @ 102) (d)  Baa1  1,250,000  1,394,838
Lowell Hsg. Dev. Corp. Multi-Family Hsg.
Rev. Rfdg. (Section 8) Series A:
 7.875% 11/1/00 (FNMA Collateralized)  AAA  400,000  415,276
  7.875% 11/1/24 (FNMA Collateralized)  AAA  5,440,000  5,724,186
Mansfield Gen. Oblig. Muni. Purp. Loan:
5.50% 8/15/08 (FGIC Insured)  Aaa  2,075,000  2,238,344
 5.50% 8/15/09 (FGIC Insured)  Aaa  2,120,000  2,271,029
 5.50% 8/15/10 (FGIC Insured)  Aaa  2,170,000  2,308,034
Massachusetts Bay Trans. Auth. (Gen. Trans. Sys.):
Rfdg:
 Series A:
  7% 3/1/08  Aa3  1,000,000  1,184,550
   5.50% 3/1/12  Aa3  4,350,000  4,599,560
   6.25% 3/1/12  Aa3  1,500,000  1,705,080
  Series B:
  6% 3/1/12  Aa3  7,440,000  7,992,346
   6.20% 3/1/16  Aa3  27,500,000  31,199,300
   5.50% 3/1/21  Aa3  5,000,000  5,076,200
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Bay Trans. Auth. (Gen. Trans. Sys.): - continued
Series A:
  5.50% 3/1/04 (FGIC Insured)  Aaa $ 2,000,000 $ 2,119,280
  6.25% 3/1/05  Aa3  2,780,000  3,072,178
  5.70% 3/1/09  Aa3  5,000,000  5,441,200
  5.80% 3/1/11  Aa3  6,435,000  7,060,739
 6% 3/1/11 (FGIC Insured)
  (Pre-Refunded to 3/1/07 @ 101) (d)  Aaa  5,660,000  6,339,653
  5.80% 3/1/12  Aa3  3,000,000  3,277,080
  7% 3/1/21  Aa3  1,500,000  1,845,330
  5% 3/1/23 (FGIC Insured)  Aaa  7,960,000  7,741,020
 Series B, 5.375% 3/1/25 (AMBAC Insured)  Aaa  4,490,000  4,541,051
 Series C, 5% 3/1/24  Aa3  7,900,000  7,635,113
 Series D, 5% 3/1/22  Aa3  5,750,000  5,564,563
Massachusetts College Bldg. Auth. Proj. Rev. Rfdg.
Series A, 7.50% 5/1/05  Aa3  3,000,000  3,554,370
Massachusetts Ed. Loan Auth. Ed. Loan Rev.
Issue E, 5.75% 7/1/07 (AMBAC Insured) (c)  Aaa  3,365,000  3,567,506
Massachusetts Fed. Hwy. Grant
Anticipation Notes Series A:
 5.25% 6/15/09  Aa3  4,090,000  4,288,488
  5.25% 6/15/12  Aa3  3,000,000  3,086,910
  5.50% 6/15/14  Aa3  3,000,000  3,124,650
Massachusetts Gen. Oblig.:
Consolidated Loan:
 Series A:
  7.50% 6/1/04  Aa3  4,830,000  5,499,293
   5.40% 11/1/06  Aa3  1,000,000  1,062,180
   5% 3/1/08 (AMBAC Insured)  Aaa  15,000,000  15,535,200
  Series B, 5.75% 6/1/16
  (Pre-Refunded to 6/1/06 @ 101) (d)  Aa3  16,820,000  18,427,487
  Series C, 5.625% 8/1/13 (MBIA Insured)  Aaa  2,500,000  2,632,975
 Series D:
  6% 7/1/12 (Pre-Refunded
   to 7/1/01 @ 100) (d)  Aa3  1,460,000  1,537,234
   5.25% 11/1/12  Aa3  5,000,000  5,128,850
 (Cap. Appreciation):
  Series B:
   0% 6/1/99  Aa3  1,000,000  970,300
   0% 7/1/02  Aa3  12,250,000  10,390,450
   Series C, 0% 12/1/05  Aa3  6,500,000  4,694,365
 Rfdg.:
 Series A:
  6.25% 7/1/02  Aa3  19,665,000  21,109,591
   6.25% 7/1/03  Aa3  13,500,000  14,697,855
   6.25% 7/1/04  Aa3  9,300,000  10,224,885
   6% 7/1/05 (AMBAC Insured)  Aaa  4,000,000  4,382,360
   5.25% 2/1/08  Aa3  5,000,000  5,179,900
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Gen. Oblig.: - continued
Rfdg:
  Series B:
  5.40% 11/1/06  Aa3 $ 3,750,000 $ 3,983,175
   6.50% 8/1/08  Aa3  9,500,000  10,937,065
Massachusetts Health & Edl. Facs. Auth. Rev.:
Rfdg.:
 (Amherst College) Series G, 5.25% 11/1/17  Aa1  4,670,000  4,685,785
  (Boston College) Series K:
  5.25% 6/1/10  A1  3,025,000  3,173,407
   5.375% 6/1/14  A1  10,445,000  10,809,531
  (Emerson Hosp.) Series D,
  5.70% 8/15/12 (FSA Insured)  Aaa  9,475,000  10,028,719
  (Fairview Extended Care) Series B,
  4.55% 7/14/02 (MBIA Insured)
  LOC BankBoston, NA  Aaa  6,700,000  6,718,961
  (Harvard Univ.) Series P:
  6.50% 11/1/05  Aaa  1,000,000  1,138,280
   5.60% 11/1/14  Aaa  1,000,000  1,043,370
   5.625% 11/1/28  Aaa  1,500,000  1,550,955
  (Massachusetts Gen. Hosp.) Series F,
  6.25% 7/1/12 (AMBAC Insured)  Aaa  4,750,000  5,395,193
  (Morton Hosp. & Med. Ctr.) Series B,
  5.25% 7/1/08 (Connie Lee Insured)  AAA  2,800,000  2,891,280
  (Newton-Wellesley Hosp.) Series G:
  6% 7/1/12 (MBIA Insured)  Aaa  4,070,000  4,446,841
   6.125% 7/1/15 (MBIA Insured)  Aaa  4,500,000  4,939,695
  (Wheaton College) Series C:
  5.125% 7/1/09  A2  1,130,000  1,156,939
   5.25% 7/1/14  A2  2,655,000  2,678,895
   5.25% 7/1/19  A2  2,000,000  2,005,080
 (Anna Jacques Hosp.) Series B:
 5.90% 10/1/99  Baa1  930,000  948,851
  6% 10/1/00  Baa1  985,000  1,020,490
  6.875% 10/1/12  Baa1  3,250,000  3,541,330
 (Baystate Med. Ctr.):
 Series D, 5.50% 7/1/16 (FGIC Insured)  Aaa  6,400,000  6,580,352
  Series E:
  6% 7/1/04 (FSA Insured)  Aaa  1,290,000  1,392,555
   6% 7/1/05 (FSA Insured)  Aaa  1,385,000  1,502,767
   6% 7/1/06 (FSA Insured)  Aaa  1,425,000  1,556,086
 (Blood Research Institute)
 Series A, 6.50% 2/1/22  -  15,080,000  16,303,440
 (Cape Cod Health Sys.) Series A,
 5.25% 11/15/13 (Connie Lee Insured)  AAA  3,500,000  3,543,890
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Health & Edl. Facs. Auth. Rev.: - continued
 (Catholic Health East) Series B,
 5% 11/15/28 (AMBAC Insured)  Aaa $ 3,000,000 $ 2,865,390
 (Dana Farber Cancer Proj.) Series G-1:
 6.25% 12/1/14  A1  3,000,000  3,294,510
  5.50% 12/1/27  A1  18,600,000  18,753,450
 (Emerson Hosp.) Series C, 8% 7/1/18
 (Pre-Refunded to 7/1/00 @ 102) (d)  AAA  21,295,000  23,319,303
 (Falmouth Hosp.) Series C, 5.50% 7/1/08
 (MBIA Insured)  Aaa  1,000,000  1,047,210
 (Faulkner Hosp.) Series C:
 6% 7/1/13  Baa1  9,745,000  10,277,954
  6% 7/1/23  Baa1  6,010,000  6,302,927
 (Lahey Hitchcock Clinic Med. Ctr.) Series B,
 5.25% 7/1/10 (MBIA Insured)  Aaa  14,120,000  14,496,439
 (Lowell Gen. Hosp.) Series A:
 8.25% 6/1/00 (Escrowed to Maturity) (d)  A3  1,325,000  1,380,756
 8.40% 6/1/11 (Pre-Refunded to
  6/1/01 @ 102) (d)  A3  2,565,000  2,908,992
 (Massachusetts Institute of Technology) Series I-1,
 5.20% 1/1/28  Aaa  4,000,000  4,123,600
 (Med. Academic & Scientific Commission
 Organizations) Series A, 6.625% 1/1/15  A-  4,150,000  4,549,189
 (Med. Ctr. of Central Massachusetts) Series B,
 9.02% 6/23/22 (AMBAC Insured) INFL (f)  Aaa  10,000,000  12,716,100
 (Mount Auburn Hosp.) Series B-1:
 6.25% 8/15/14 (MBIA Insured)  Aaa  1,250,000  1,370,063
  6.30% 8/15/24 (MBIA Insured)  Aaa  5,000,000  5,484,950
 (New England Med. Ctr. Hosp.):
 Series F, 6.625% 7/1/25 (FGIC Insured)  Aaa  4,850,000  5,292,951
  Series G, 5.375% 7/1/24 (MBIA Insured)  Aaa  1,000,000  1,006,700
 (Notre Dame Health Care Ctr.) Series A:
 7.25% 10/1/01  -  490,000  519,131
  7.875% 10/1/22  -  5,000,000  5,423,400
 (Partners Healthcare Sys.) Series A:
 5.25% 7/1/04 (FSA Insured)  Aaa  2,000,000  2,081,800
  5.50% 7/1/05 (FSA Insured)  Aaa  2,000,000  2,111,340
  5.50% 7/1/07 (FSA Insured)  Aaa  2,390,000  2,537,224
  5.25% 7/1/15 (MBIA Insured)  Aaa  2,940,000  2,967,812
  5.375% 7/1/24 (MBIA Insured)  Aaa  7,850,000  7,920,415
 (Simmons College):
 Series B, 7.50% 10/1/20 (Pre-Refunded
  to 10/1/00 @ 103) (d)  Baa1  6,190,000  6,670,158
  Series C, 5% 10/1/19 (MBIA Insured)  Aaa  4,190,000  4,072,471
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Health & Edl. Facs. Auth. Rev.: - continued
 (Tufts Univ.) 6.63% 8/15/18
 (FGIC Insured) INFL (f)  Aaa $ 7,900,000 $ 8,415,554
 (Williams College) Series F, 5.75% 7/1/19  Aa1  3,000,000  3,143,790
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Rfdg.:
 Series A, 6% 12/1/13 (MBIA Insured)  Aaa  5,525,000  5,852,356
  Series 53, 5.20% 12/1/21 (MBIA Insured) (c)  Aaa  1,770,000
1,818,640
 (Single Family):
 Series 3, 7.30% 6/1/14 (Pre-Refunded
  to 9/1/98 @ 101.50) (d)  Aa  6,000,000  6,052,500
  Series 8, 7.70% 6/1/17  Aa  500,000  513,235
  Series 10, 7.70% 12/1/17  Aa  630,000  654,501
  Series 40:
  6.60% 12/1/24 (c)  Aa  19,550,000  21,048,312
   6.65% 12/1/27 (c)  Aa  7,000,000  7,556,220
 Series 29, 6.75% 6/1/26 (c)  Aa  2,700,000  2,922,480
Massachusetts Ind. Fin. Agcy. Museum Rev.
Rfdg. (Museum of Fine Arts Boston):
 5% 1/1/01 (MBIA Insured)  Aaa  2,800,000  2,856,392
  5.125% 1/1/04 (MBIA Insured)  Aaa  1,150,000  1,192,159
  5.375% 1/1/05 (MBIA Insured)  Aaa  3,475,000  3,651,878
Massachusetts Ind. Fin. Agcy. Rev.:
Rfdg.:
 (Atlanticare Med. Ctr.)
  Series A, 10.125% 11/1/14  -  1,900,000  2,058,479
  (Lesley College) Series A, 6.30% 7/1/15
  (Connie Lee Insured)  AAA  2,525,000  2,798,988
  (Milton Academy) Series B, 5.25%
  9/1/19 (MBIA Insured)  Aaa  2,500,000  2,502,600
  (Springfield College):
  5.25% 9/15/03  Baa1  755,000  774,758
   5.25% 9/15/04  Baa1  885,000  907,550
   5.35% 9/15/05  Baa1  930,000  957,035
   5.625% 9/15/10  Baa1  1,000,000  1,015,360
  (Worcester Polytechnic Institute):
  5.75% 9/1/05 (MBIA Insured)  Aaa  1,340,000  1,444,654
   5.75% 9/1/06 (MBIA Insured)  Aaa  1,415,000  1,533,775
   5.75% 9/1/07 (MBIA Insured)  Aaa  1,500,000  1,632,960
   5.75% 9/1/08 (MBIA Insured)  Aaa  1,585,000  1,732,579
 (Atlanticare Med. Ctr.) Series B,
 10.125% 11/1/14  -  7,900,000  8,558,939
 (Babson College) Series A:
 5.60% 10/1/06 (MBIA Insured)  Aaa  515,000  553,362
  5.70% 11/1/07 (MBIA Insured)  Aaa  545,000  590,791
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Ind. Fin. Agcy. Rev.: - continued
 (Concord Academy) 6.90% 9/1/21 (FSA Insured)
 (Pre-Refunded to 9/1/01 @ 102) (d)  Aaa $ 1,370,000 $ 1,494,643
 (Leominster Hosp.) Series A, 8.375% 8/1/99
 (Escrowed to Maturity) (d)  -  2,100,000  2,195,487
 (Massachusetts Biomedical Research)
 (Cap. Appreciation):
  Series A-1, 0% 8/1/02  A1  3,650,000  3,081,476
  Series A-2:
   0% 8/1/03  A1  1,000,000  806,720
   0% 8/1/05  A1  24,600,000  18,005,970
   0% 8/1/07  -  25,000,000  16,463,500
   0% 8/1/08  -  15,000,000  9,320,550
  (Tufts Univ.) Series H, 4.75%
  2/15/28 (MBIA Insured)  Aaa  10,000,000  9,312,000
 (Whitehead Institute Biomedical Research)
 5.125% 7/1/26  Aa1  14,600,000  14,273,252
Massachusetts Ind. Fin. Agcy. Poll. Cont. Rev.
Rfdg. (Boston Edison Co. Proj.) Series A,
5.75% 2/1/14  Baa1  9,900,000  10,172,250
Massachusetts Muni. Wholesale Elec. Co.
Pwr. Supply Rev.:
 Rfdg.:
  Series A:
   5.10% 7/1/08 (AMBAC Insured)  Aaa  1,000,000  1,028,490
   6.75% 7/1/08  Baa2  3,000,000  3,227,910
   6% 7/1/18 (MBIA Insured)  Aaa  10,000,000  10,509,300
  Series B:
   6.50% 7/1/02 (MBIA Insured)  Aaa  2,000,000  2,159,520
   6.625% 7/1/04  Baa2  4,675,000  5,073,918
   6.75% 7/1/08  Baa2  2,000,000  2,151,940
  Series B, 6.75% 7/1/17  Baa2  9,050,000  9,690,921
  Series C, 6.625% 7/1/18 (MBIA Insured)  Aaa  10,000,000  10,928,400
  Series D, 6% 7/1/06  Baa2  1,000,000  1,057,730
  Series E, 6% 7/1/06  Baa2  1,640,000  1,734,677
Massachusetts Port Auth. Rev.:
Series A:
 Rfdg.:
  5.50% 7/1/09  Aa3  3,160,000  3,286,463
   5% 7/1/13  Aa3  5,585,000  5,606,893
   5% 7/1/23  Aa3  9,560,000  9,256,279
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Port Auth. Rev.: - continued
Series A:
  (US Air Proj.) 5.50%
  9/1/10 (MBIA Insured) (c)  Aaa $ 2,030,000 $ 2,128,232
  6% 7/1/03  Aa3  1,000,000  1,078,670
  6% 7/1/04  Aa3  1,390,000  1,511,792
 5.625% 7/1/12 (Escrowed to Maturity) (d)  Aaa  1,900,000  1,993,689
Massachusetts Spl. Oblig. Rev. Series A:
Rfdg. Consolidated Loan 5.50% 6/1/12  Aa3  2,000,000  2,131,340
 (Hwy. Impt. Loan) 6% 6/1/13 (Pre-Refunded
  to 6/1/02 @ 100) (d)  Aa3  17,695,000  18,871,894
 5.20% 6/1/07 (AMBAC Insured)  Aaa  6,950,000  7,276,372
 5.80% 6/1/14 (Pre-Refunded to
 6/1/04 @ 101) (d)  Aa3  4,185,000  4,548,928
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys.
Rev. Series A:
 5.125% 1/1/23 (MBIA Insured)  Aaa  15,700,000  15,496,371
  5% 1/1/27 (MBIA Insured)  Aaa  8,000,000  7,730,400
Massachusetts Tpk. Auth. Western Tpk. Rev.
Series A, 5.55% 01/1/17 (MBIA Insured)  Aaa  24,800,000  24,992,696
Massachusetts Wtr. Poll. Abatement Trust Wtr.
Poll. Abatement Rev. (Pooled Loan Prog.):
 Series A:
  6% 8/1/02  Aa  3,255,000  3,468,105
   6% 8/1/03  Aa  3,450,000  3,719,342
   6% 8/1/04  Aa  3,670,000  3,987,675
   6% 8/1/05  Aa  1,500,000  1,644,000
  Series 1:
  5.30% 2/1/05  Aaa  1,000,000  1,053,680
   5.40% 2/1/06  Aaa  2,175,000  2,311,808
   5.40% 8/1/06  Aaa  2,230,000  2,370,267
   5.45% 2/1/07  Aaa  2,000,000  2,125,600
  Series 3:
  6% 2/1/06  Aaa  3,000,000  3,305,670
   6% 2/1/07  Aaa  4,795,000  5,320,388
   5.40% 2/1/10  Aaa  1,700,000  1,810,279
   5.50% 2/1/13  Aaa  6,715,000  7,095,270
Massachusetts Wtr. Resource Auth.:
Rfdg.:
 Series B:
  5.875% 11/1/04  A1  1,975,000  2,128,714
   6% 11/1/08  A1  4,500,000  4,826,385
   6.25% 11/1/10  A1  3,605,000  3,900,862
   5.50% 8/1/15 (FSA Insured)  Aaa  2,750,000  2,955,123
   5.50% 8/1/16 (FSA Insured)  Aaa  1,425,000  1,510,586
   5% 3/1/22  A1  13,000,000  12,597,910
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Wtr. Resource Auth.: - continued
Rfdg.:
  Series C:
  6% 12/1/11  A1 $ 2,000,000 $ 2,269,640
   4.75% 12/1/23  A1  13,000,000  12,129,780
 Series A:
 6.50% 7/15/07  A1  6,000,000  6,863,160
  6.50% 7/15/09  A1  4,750,000  5,513,135
  5.80% 8/1/11 (MBIA Insured) (Pre-Refunded
  to 8/1/04 @ 101.50) (d)  Aaa  2,740,000  3,002,026
  6.50% 7/15/19  A1  16,960,000  20,192,746
  6% 8/1/20 (MBIA Insured) (Pre-Refunded to
  8/1/04 @ 101.50) (d)  Aaa  13,500,000  14,932,620
Mendon Upton Reg. School Dist.:
5% 6/1/08 (FGIC Insured)  Aaa  1,215,000  1,261,206
 5.125% 6/1/09 (FGIC Insured)  Aaa  1,285,000  1,340,306
 5.125% 6/1/10 (FGIC Insured)  Aaa  1,355,000  1,401,626
 5.25% 6/1/11 (FGIC Insured)  Aaa  1,435,000  1,487,105
Methuen Gen. Oblig.:
5.25% 11/1/07 (FGIC Insured)  Aaa  1,355,000  1,434,593
 5.25% 11/1/08 (FGIC Insured)  Aaa  1,415,000  1,499,433
 5.25% 11/1/09 (FGIC Insured)  Aaa  1,480,000  1,559,506
 5.25% 11/1/10 (FGIC Insured)  Aaa  1,550,000  1,621,331
 5% 11/1/16 (FGIC Insured)  Aaa  2,500,000  2,476,000
Nantucket Island Gen. Oblig. Rfdg.:
5.50% 7/15/08 (MBIA Insured)  Aaa  2,750,000  2,964,995
 5.50% 7/15/09 (MBIA Insured)  Aaa  2,915,000  3,121,265
 5.375% 7/15/11 (MBIA Insured)  Aaa  3,005,000  3,145,243
Nantucket Island Land Bank Rfdg. Series E,
7.25% 7/1/19 (Pre-Refunded
 to 7/1/01 @ 102) (d)  A1  6,175,000  6,821,090
New England Ed. Loan Marketing Corp.
Student Loan Rev.:
 Rfdg. Series A, 5.70% 7/1/05 (c)  A3  6,740,000  7,072,080
  Issue A, 5.80% 3/1/02  Aaa  32,000,000  33,410,880
North Attleborough Gen. Oblig. Ltd. Tax Rfdg.
5.25% 11/1/13 (AMBAC Insured)  Aaa  1,000,000  1,016,730
Pentucket Reg. School Dist.:
5.10% 2/15/11 (MBIA Insured)  Aaa  530,000  539,275
 5.10% 2/15/12 (MBIA Insured)  Aaa  220,000  222,462
 5.10% 2/15/13 (MBIA Insured)  Aaa  575,000  579,635
 5.10% 2/15/14 (MBIA Insured)  Aaa  525,000  527,594
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Plymouth County Ctfs. of Prtn.
Series A, 7% 4/1/22  A $ 10,995,000 $ 12,176,633
Quincy Rev. (Quincy City Hosp.):
Rfdg. 5.25% 1/15/16 (FSA Insured)  Aaa  2,000,000  2,010,900
 5.30% 1/15/11 (FSA Insured)  Aaa  11,400,000  11,639,742
South Essex Swr. Dist.:
Rfdg. Series A:
 6% 6/15/03 (MBIA Insured)  Aaa  2,390,000  2,572,070
  6% 6/15/04 (MBIA Insured)  Aaa  2,375,000  2,582,931
  6% 6/15/05 (MBIA Insured)  Aaa  1,175,000  1,287,401
  6% 6/15/06 (MBIA Insured)  Aaa  2,305,000  2,544,812
 Series B, 7% 6/1/24 (MBIA Insured)
 (Pre-Refunded to 6/1/04 @ 102) (d)  Aaa  1,000,000  1,161,730
Southern Berkshire Reg. School Dist.
7% 4/15/11 (MBIA Insured) (Pre-Refunded
to 4/15/03 @ 100) (d)(e)  Aaa  4,000,000  4,477,120
Taunton Elec. Rev. 8% 2/1/05  A3  1,000,000  1,192,760
Taunton Ind. Dev. Fing. Auth. Ind. Dev. Rev. Rfdg.
(Pepsi Cola Metropolitan Bottle Co. Proj.)
5.65% 8/1/12  A1  2,400,000  2,501,904
Tewksbury Gen. Oblig.
Unltd. Tax (Various Purp.)
9.60% 12/15/98  A2  595,000  607,269
Westfield Muni. Purp. Loan:
5% 9/1/10 (FSA Insured)  Aaa  745,000  757,352
 5% 9/1/12 (FSA Insured)  Aaa  745,000  748,442
 5% 9/1/13 (FSA Insured)  Aaa  750,000  751,245
Winchendon Unltd. Tax School Proj. Loan
6.05% 3/15/12 (AMBAC Insured)  Aaa  1,275,000  1,367,272
Woods Hole Martha's Vineyard & Nantucket
Steamship Rfdg. Series A, 5.125% 3/1/11  Aa3  1,100,000  1,122,451
Worcester Gen. Oblig. Rfdg. (Muni. Purp.)
Series G, 5.50% 7/1/03 (MBIA Insured)  Aaa  3,430,000  3,618,273
  1,196,536,676
PUERTO RICO - 2.3%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Rfdg.:
 Series W, 6.50% 7/1/05 (MBIA Insured)  Aaa  9,000,000  10,154,700
  Series Y, 6.50% 7/1/06 (MBIA Insured)  Aaa  4,000,000  4,562,000
 Series AA, 5.375% 7/1/14 (MBIA Insured)  Aaa  3,500,000  3,631,600
Puerto Rico Gen. Oblig. Rfdg.
(Pub. Impt.) 3% 7/1/06 (MBIA Insured)  Aaa  10,000,000  9,067,200
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
PUERTO RICO - CONTINUED
Puerto Rico Ind. Med. & Envir. Poll. Cont. Facs.
Fing. Auth. Rev. (Motorola, Inc. Proj.)
Series A, 6.75% 1/1/14 (g)  Aa3 $ 1,500,000 $ 1,646,045
  29,061,545
TOTAL MUNICIPAL BONDS
(Cost $1,151,794,828)   1,225,598,221
MUNICIPAL NOTES (B) - 4.0%
MASSACHUSETTS - 4.0%
Massachusetts Health & Edl. Facs. Auth. Rev., VRDN:
(Cap. Asset Prog.):
 Series 1985 D, 3.55% (MBIA Insured)
  (BPA Credit Swiss First Boston)  VMIG 1  6,850,000  6,850,000
  Series E, 3.65%, LOC First
  Nat'l. Bank Chicago  VMIG 1  600,000  600,000
 (Hallmark Health Sys.) Series 1998 B,
 3.50% (BPA Fleet Nat'l. Bank)  VMIG 1  7,500,000  7,500,000
 (Partners Healthcare Sys.) Series P-2,
 3.55% (FSA Insured) (BPA Bayerische
 Landesbank Girozentrale, Morgan
 Guaranty Trust Co., NY)  VMIG 1  1,500,000  1,500,000
Massachusetts Hsg. Fin. Agcy. Rev. Rfdg.
(Multi-Family) Series 1995 A, 3.65%
(BPA Republic Bank of New York) VRDN A-1+ 16,300,000 16,300,000 Massachusetts Ind. Fin. Agcy. Poll. Cont. Rev. Rfdg.
(New England Pwr. Co. Proj.)
Series 1992 B, 3.60%, VRDN  P-1   1,000,000  1,000,000
Massachusetts Ind. Fin. Agcy. Resource Recovery
Rev. (Ogden Martin Co. Haverhill Proj.) VRDN:
 Series 1986 B, 3.55%, LOC Union
  Bank of Switzerland (c)  VMIG 1  5,700,000  5,700,000
  Series 1992 A, 3.60%, LOC Union
  Bank of Switzerland  VMIG 1  2,000,000  2,000,000
Massachusetts Ind. Fin. Agcy. Rev. Rfdg.
(Showa Women's Inst. of Boston Proj.)
Series 1994, 3.60%, LOC Fuji Bank, VRDN  VMIG 1  6,800,000  6,800,000
Massachusetts Wtr. Resources Auth. Multi-Modal
Sub. Gen. Rev., VRDN:
 Series 1997-A, 3.65% (Liquidity Facility Bank
  of Nova Scotia) (AMBAC Insured) (c) VMIG 1 1,000,000 1,000,000 Series 1997-B, 3.40% (AMBAC Insured)
  (BPA Bank of Nova Scotia)  VMIG 1  2,000,000  2,000,000
TOTAL MUNICIPAL NOTES
(Cost $51,250,000)   51,250,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,203,044,828)  $ 1,276,848,221
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
30 Municipal Bond Contracts   Sept. 98 $ 3,720,000 $ (12,211)
60 US Treasury Contracts   Sept. 98  7,355,625  (12,548)
   $ (24,759)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 0.9%
SECURITY TYPE ABBREVIATIONS
INFL - Inverse Floating Rate Security
VRDN - Variable Rate Demand Notes
LEGEND
(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $705,146.
(f) Coupon is inversely indexed to a floating interest rate. The price will be more volatile than the price of a comparable fixed rate security. The rate shown is the rate at period end.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,646,045 or 0.1% of net assets.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 80.0% AAA, AA, A 74.0%
Baa 5.6% BBB  3.4%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 5.1%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation   26.0%
Health Care   19.5
Water & Sewer   10.6
Education   10.4
Escrowed/Pre-Refunded   9.2
Housing   6.3
Electric Revenue   6.0
Transportation   5.6
Others (individually less than 5%)   6.4
TOTAL   100.0%
INCOME TAX INFORMATION
At July 31, 1998, the aggregate cost of investment securities for income tax purposes was $1,203,044,828. Net unrealized appreciation aggregated $73,803,393, of which $74,551,765 related to appreciated investment securities and $748,372 related to depreciated investment securities.
At January 31, 1998, the fund had a capital loss carryforward of approximately $694,000 all of which will expire on January 31, 2004. At January 31, 1998, the fund was required to defer approximately $8,044,000 of losses on futures contracts.

SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                JULY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $1,203,044,828) -                $ 1,276,848,221
SEE ACCOMPANYING SCHEDULE

CASH                                                                       55,163

RECEIVABLE FOR FUND SHARES SOLD                                            691,773

INTEREST RECEIVABLE                                                        15,241,331

 TOTAL ASSETS                                                              1,292,836,488

LIABILITIES

PAYABLE FOR FUND SHARES REDEEMED                             $ 2,037,606

DISTRIBUTIONS PAYABLE                                         1,104,358

ACCRUED MANAGEMENT FEE                                        407,998

PAYABLE FOR DAILY VARIATION ON FUTURES CONTRACTS              180

OTHER PAYABLES AND ACCRUED EXPENSES                           169,507

 TOTAL LIABILITIES                                                         3,719,649

NET ASSETS                                                                $ 1,289,116,839

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                           $ 1,222,225,544

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                         (6,887,339)
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                  73,778,634

NET ASSETS, FOR 108,746,301 SHARES OUTSTANDING                            $ 1,289,116,839

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                   $11.85
SHARE ($1,289,116,839 (DIVIDED BY) 108,746,301 SHARES)



STATEMENT OF OPERATIONS
                                           SIX MONTHS ENDED JULY 31, 1998 (UNAUDITED)

INTEREST INCOME                                                          $ 33,557,561

EXPENSES

MANAGEMENT FEE                                            $ 2,403,861

TRANSFER AGENT FEES                                        557,230

ACCOUNTING FEES AND EXPENSES                               188,364

NON-INTERESTED TRUSTEES' COMPENSATION                      2,395

CUSTODIAN FEES AND EXPENSES                                36,310

REGISTRATION FEES                                          12,515

AUDIT                                                      21,733

LEGAL                                                      9,818

 TOTAL EXPENSES BEFORE REDUCTIONS                          3,232,226

 EXPENSE REDUCTIONS                                        (21,986)       3,210,240

NET INTEREST INCOME                                                       30,347,321

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     2,129,277

 FUTURES CONTRACTS                                         (20,712)       2,108,565

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     (13,557,973)

 FUTURES CONTRACTS                                         (263,985)      (13,821,958)

NET GAIN (LOSS)                                                           (11,713,393)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 18,633,928
FROM OPERATIONS

OTHER INFORMATION

EXPENSE REDUCTIONS                                                       $ 7,195
CUSTODIAN CREDITS

 TRANSFER AGENT CREDITS                                                   14,791

                                                                         $ 21,986



STATEMENT OF CHANGES IN NET ASSETS
                                                        SIX MONTHS ENDED  YEAR ENDED
                                                        JULY 31, 1998     JANUARY 31,
                                                        (UNAUDITED)       1998

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                              $ 30,347,321      $ 58,773,475
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                2,108,565         4,405,274

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    (13,821,958)      49,081,264

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         18,633,928        112,260,013
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                            (30,347,321)      (58,773,475)
FROM NET INTEREST INCOME

 FROM NET REALIZED GAIN                                  -                 (203,660)

 TOTAL DISTRIBUTIONS                                     (30,347,321)      (58,977,135)

SHARE TRANSACTIONS                                       191,351,479       261,113,021
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                           23,774,013        45,288,591

 COST OF SHARES REDEEMED                                 (146,446,523)     (255,383,961)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         68,678,969        51,017,651
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                56,965,576        104,300,529

NET ASSETS

 BEGINNING OF PERIOD                                     1,232,151,263     1,127,850,734

 END OF PERIOD                                          $ 1,289,116,839   $ 1,232,151,263

OTHER INFORMATION
SHARES

 SOLD                                                    16,124,796        22,418,980

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                 2,004,095         3,892,109

 REDEEMED                                                (12,350,564)      (22,025,592)

 NET INCREASE (DECREASE)                                 5,778,327         4,285,497




FINANCIAL HIGHLIGHTS
                              SIX MONTHS ENDED                     YEARS ENDED JANUARY 31,
                              JULY 31, 1998

                              (UNAUDITED)       1998         1997         1996         1995         1994
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 11.970          $ 11.430     $ 11.700     $ 10.800     $ 12.210     $ 11.750
BEGINNING OF PERIOD

INCOME FROM INVESTMENT         .288               .593         .605         .652         .700         .714
OPERATIONS
NET INTEREST INCOME

 NET REALIZED AND              (.120)             .542         (.266)       .902         (1.180)      .720
 UNREALIZED GAIN
 (LOSS)

 TOTAL FROM INVESTMENT         .168               1.135        .339         1.554        (.480)       1.434
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INTEREST             (.288)             (.593)       (.605)       (.654) D     (.700)       (.714)
 INCOME

 FROM NET                      -                  (.002)       (.004)       -            (.230)       (.230)
 REALIZED GAIN

 IN EXCESS OF NET              -                  -            -            -            -            (.030)
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (.288)             (.595)       (.609)       (.654)       (.930)       (.974)

NET ASSET VALUE,              $ 11.850          $ 11.970     $ 11.430     $ 11.700     $ 10.800     $ 12.210
END OF PERIOD

TOTAL RETURN B, C              1.42%              10.21%       3.06%        14.76%       (3.79)%      12.57%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS,                   $ 1,289,117       $ 1,232,151  $ 1,127,851  $ 1,170,207  $ 1,036,181  $ 1,387,410
END OF PERIOD
(000 OMITTED)

RATIO OF EXPENSES TO           .52% A             .53%         .56%         .55%         .54%         .54%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .52% A             .53%         .56%         .54% E       .54%         .54%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INTEREST          4.89% A            5.10%        5.29%        5.80%        6.29%        5.93%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        14% A              21%          44%          33%          22%          40%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D THE AMOUNT SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

SPARTAN MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, and the effect of the fund's $5 account closeout fee on an average size account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five year and life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED JULY 31, 1998        PAST 6  PAST 1  PAST 5  LIFE OF
                                   MONTHS  YEAR    YEARS   FUND

SPARTAN MA MUNICIPAL MONEY MARKET  1.53%   3.15%   15.31%  24.01%

MASSACHUSETTS TAX-FREE             1.43%   3.00%   14.77%  N/A
 MONEY MARKET FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on March 4, 1991. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts tax-free money market funds average, which reflects the performance of Massachusetts tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 11 mutual funds.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JULY 31, 1998             PAST 1  PAST 5  LIFE OF
                                        YEAR    YEARS   FUND

SPARTAN MA MUNICIPAL MONEY MARKET       3.15%   2.89%   2.94%

MASSACHUSETTS TAX-FREE                  3.00%   2.80%   N/A
 MONEY MARKET FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                        8/3/98  4/27/98  2/2/98  11/3/97  7/28/97



SPARTAN MASSACHUSETTS   3.14%   3.46%    3.04%   3.17%    3.17%
MUNICIPAL MONEY
MARKET FUND



MASSACHUSETTS           2.89%   3.33%    2.87%   3.02%    3.05%
TAX-FREE MONEY MARKET
FUNDS AVERAGE



SPARTAN MASSACHUSETTS   5.58%   6.14%    5.40%   5.63%    5.63%
MUNICIPAL MONEY MARKET
FUND - TAX-EQUIVALENT


YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Massachusetts tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1998 federal and state income tax rate of 43.68%. A portion of the fund's income may be subject to the Federal alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because
it ignores the way taxes
reduce taxable returns.
Tax-equivalent yield - the
yield you'd have to earn on a
similar taxable investment to
match the tax-free yield -
makes the comparison more
meaningful. Keep in mind that
the U.S. government neither
insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money market fund will
maintain a $1 share price.
(checkmark)

SPARTAN MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Scott Orr, Portfolio Manager of Spartan Massachusetts Municipal Money Market Fund
Q. SCOTT, WHAT WAS THE ENVIRONMENT LIKE OVER THE PAST SIX MONTHS?
A. Investors spent much of the period trying to determine whether the Federal Reserve Board would raise the fed funds rate - the rate banks charge each other for overnight loans - as a way to slow the economy and head off inflation. The economy continued to chug along at a fairly strong pace and unemployment numbers were incredibly low on an historical basis, dropping to 4.3% in April and ticking up only to 4.5% in July. But despite this period of continuing expansion, wage pressures - which can arise during periods of low unemployment when employers hike pay to attract or retain employees - did not emerge and inflation remained benign. Under normal circumstances, the possibility of future inflation created by this tight labor market likely would have led the Fed to raise rates. But the economic and political turmoil in Asia kept the Fed on the sidelines during the period. In fact, the fed funds rate has remained unchanged at 5.5% for more than a year now.
Q. WHY WAS THE ASIAN TURMOIL ABLE TO OFFSET U.S. ECONOMIC STRENGTH IN THE FED'S DECISION ON MONETARY POLICY?
A. For two reasons. The Fed didn't want to make the situation in Asia worse by raising short-term interest rates here. Higher U.S. interest rates would likely strengthen the U.S. dollar even more versus Asian currencies, which could further harm their financial markets. In other words, the Fed was asking itself, "Why make the Asian markets more volatile by raising rates in the U.S.?" The other factor was the possibility that the Asian turmoil would translate into a reduction of U.S. net exports, which would likely have a dampening effect of its own on the U.S. economy and inflation.
Q. WHAT WAS THE FUND'S STRATEGY DURING THIS PERIOD?
A. Given the uncertainty of the interest-rate environment, the fund's average maturity started the period at 54 days, a relatively neutral stance. From time to time during the period, I purchased one-year fixed-rate notes when I felt that their yields incorporated the possibility of a Fed interest-rate increase. But whenever the disruptions in Asia heated up, the yields on fixed-rate notes offered less value because the market no longer expected the Fed to act. During these times, I focused more on short-term variable-rate securities, whose yields move up and down with rates as they change in the market. In June and July, increased issuance of fixed-rate notes by municipalities in Massachusetts boosted the supply of these securities, causing their yields to increase once again. I purchased the notes to take advantage of their higher yields, extending the fund's average maturity out to 65 days at the end of the period, slightly longer than the maturities of competing funds.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on July 31, 1998, was 3.14%, compared to 3.01% six months ago. The more recent seven-day yield was the equivalent of a 5.58% taxable rate of return for Massachusetts investors in the 43.68% combined state and federal income tax bracket. Through July 31, 1998, the fund's six-month total return was 1.53%, compared to 1.43% for the Massachusetts tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. There's one important wildcard: what happens in Asia. If we continue to see the same level of turmoil there, I believe the Fed may be obligated to stay on the sidelines, keeping interest rates unchanged. There's a lot of risk that a rate increase in the U.S. could cause increased volatility in global markets. Without a rate increase, the U.S. economy still might slow as a result of fewer U.S. exports. In this case, the Asian situation would do the Fed's job for it. The strength of the U.S. economy, offset by the Asian situation, has left the Fed at an impasse. And, although at this point I believe the next Fed move could be to raise rates, I don't believe it will be any time soon. If events continue to worsen on the international front, the outlook would be much more uncertain.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income for Massachusetts
residents, while maintaining
a stable $1.00 share price
FUND NUMBER: 426
TRADING SYMBOL: FMSXX
START DATE: March 4, 1991
SIZE: as of July 31, 1998,
more than $843 million
MANAGER: Scott Orr, since
1997; manager, various
Fidelity and Spartan municipal
money market funds; joined
Fidelity in 1989
(checkmark)


SPARTAN MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS       % OF FUND ASSETS  % OF FUND ASSETS  % OF FUND ASSETS
           7/31/98           1/31/98           7/31/97

  0 - 30   57                68                68

 31 - 90   21                14                17

 91 - 180  8                 8                 5

181 - 397  14                10                10

WEIGHTED AVERAGE MATURITY
                              7/31/98  1/31/98  7/31/97

SPARTAN MASSACHUSETTS         65 DAYS  54 DAYS  46 DAYS
 MUNICIPAL MONEY MARKET FUND

MASSACHUSETTS TAX-FREE        59 DAYS  50 DAYS  47 DAYS
 MONEY MARKET FUNDS AVERAGE*

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JULY 31, 1998  AS OF JANUARY 31, 1998
ROW: 1, COL: 1, VALUE: 47.0
ROW: 1, COL: 2, VALUE: 19.0
ROW: 1, COL: 3, VALUE: 4.0
ROW: 1, COL: 4, VALUE: 28.0
ROW: 1, COL: 5, VALUE: 2.0
VARIABLE RATE DEMAND
NOTES (VRDNS) 57%
COMMERCIAL PAPER
(INCLUDING CP MODE) 21%
TENDER BONDS 2%
MUNICIPAL
NOTES 19%
OTHER 1%
VARIABLE RATE DEMAND
NOTES (VRDNS) 48%
COMMERCIAL PAPER
(INCLUDING CP MODE) 19%
TENDER BONDS 4%
MUNICIPAL
NOTES 28%
OTHER 1%
ROW: 1, COL: 1, VALUE: 55.0
ROW: 1, COL: 2, VALUE: 21.0
ROW: 1, COL: 3, VALUE: 3.0
ROW: 1, COL: 4, VALUE: 19.0
ROW: 1, COL: 5, VALUE: 2.0
*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
SPARTAN MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

INVESTMENTS JULY 31, 1998 (UNAUDITED)
SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - 96.2%
Agawam Gen. Oblig. BAN 4% 2/5/99 $ 3,730,000 $ 3,736,559
Barnstable Gen. Oblig. BAN:
3.80% 10/23/98  10,000,000  10,002,772
 4.25% 10/23/98  4,090,000  4,093,259
Boston City Hosp. Participating VRDN, Series BTP-279,
3.55% (Liquidity Facility Bankers Trust Co.) (c) 3,900,000 3,900,000 Boston Gen. Oblig. Bonds Series 1998 A,
4.50% 1/1/99 (FGIC Insured)  1,500,000  1,505,383
Boston Ind. Rev. (New Boston Seafood Ctr.)
Series 1997, 3.75%, LOC BankBoston, NA, VRDN (b)  600,000  600,000
Boston Wtr. & Swr. Participating VRDN, Series 1996 SG-75,
3.70% (Liquidity Facility Societe Generale, France) (c)  5,100,000
5,100,000
Brockton Area Transit Auth. Gen. Oblig. RAN 4% 8/6/99  2,900,000
2,908,917
Brookline Gen. Oblig. BAN:
4% 12/16/98  4,000,000  4,003,744
 4% 6/4/99  9,600,000  9,621,508
Cohasset Gen. Oblig. BAN 3.75% 10/1/98  2,400,000  2,400,634
Everett Gen. Oblig. BAN 4% 3/18/99 (BPA Fleet Nat'l. Bank)  2,000,000
2,004,780
Fall River Gen. Oblig. BAN 4.25% 8/14/98
(BPA Fleet Nat'l. Bank)  1,480,000  1,480,136
Gloucester Gen. Oblig. BAN 4% 8/7/98  16,881,323  16,881,601
Hamilton-Wenham Reg. School Dist. Gen Oblig. BAN:
4% 5/7/99  5,881,000  5,892,962
 4% 5/21/99  3,200,000  3,205,136
Hingham Gen. Oblig. BAN 3.75% 9/30/98  3,700,000  3,701,192
Holliston Gen. Oblig. BAN 4.25% 10/15/98  2,000,000  2,001,554
Hopkinton Gen. Oblig. BAN:
4% 9/9/98  2,400,000  2,400,505
 4.25% 9/9/98  2,618,000  2,618,919
Hudson Gen. Oblig. BAN 4% 6/24/99  2,800,000  2,806,462
Ipswich Gen. Oblig. BAN 4% 6/1/99  12,700,000  12,739,637
Kingston Gen. Oblig. BAN 4.25% 11/25/98  6,720,000  6,729,012
Mansfield Gen. Oblig. BAN 4.25% 11/19/98  2,000,000  2,002,200
Marlborough Gen. Oblig. BAN 4% 6/25/99  5,315,400  5,331,823
Massachusetts Bay Transit Auth.:
Bonds Series 1984 A, 3.40%, tender 9/1/98,
 LOC State Street Bank & Trust Co., Boston 7,200,000 7,200,000 Participating VRDN, Series SG-25, 3.70%
 (Liquidity Facility Societe Generale, France) (c)  8,385,000
8,385,000
 RAN Series 1998 A, 4.25% 2/26/99  17,000,000  17,061,962
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Bay Transit Auth.: - continued
 Series C, CP:
 3.55% 9/4/98, LOC Westdeutsche
  Landesbank Girozentrale $ 1,600,000 $ 1,600,000
  3.55% 10/8/98, LOC Westdeutsche
  Landesbank Girozentrale  5,800,000  5,800,000
Massachusetts Edl. Fing. Auth. Ed. Loan Rev. Series 1998,
Issue G, 3.55% (Bayerische Landesbank
Girozentrale Guaranteed) VRDN (b)  7,200,000  7,200,000
Massachusetts Gen. Oblig. Consolidated Loan:
Bonds Series A, 4% 1/1/99  3,950,000  3,956,786
 Participating VRDN (c):
 Series 1998 B, 3.65%
  (Liquidity Facility Nat'l. Westminster Bank, PLC)  4,475,000
4,475,000
  Series PA-160, 3.78% (Liquidity Facility
  Merrill Lynch & Co., Inc.)  2,080,000  2,080,000
  Series PA-164, 3.78% (Liquidity Facility
  Merrill Lynch & Co., Inc.)  7,260,000  7,260,000
Massachusetts Gen. Oblig.:
Participating VRDN (c):
 Rfdg.:
  Series BTP-258, 3.55% (Liquidity Facility
   Bankers Trust Co.)  4,800,000  4,800,000
  Series BTP-259, 3.60% (Liquidity Facility
   Bankers Trust Co.)  3,800,000  3,800,000
  Series PA-363, 3.78% (Liquidity Facility
   Merrill Lynch & Co., Inc.)  4,920,000  4,920,000
  Series 1993 I, 3.67%
  (Liquidity Facility Citibank, New York, NA) 7,800,000 7,800,000 Series 93-2, 3.67% (Liquidity Facility
  State Street Bank & Trust Co., Boston) 14,245,019 14,245,019 Series 96C2101, 3.67% (Liquidity Facility
  Citibank, New York, NA)  2,800,000  2,800,000
  Series 97C2101, 3.64% (Liquidity Facility
  Citibank, New York, NA)  3,900,000  3,900,000
  Series 97C2103, 3.64% (Liquidity Facility
  Citibank, New York, NA)  5,700,000  5,700,000
  Series BTP-214, 3.55% (Liquidity Facility
  Bankers Trust Co.)  8,815,000  8,815,000
  Series PT-1024, 3.78% (Liquidity Facility
  Merrill Lynch & Co., Inc.)  4,430,000  4,430,000
  Series SG-47, 3.70% (Liquidity Facility
  Societe Generale, France)  4,200,000  4,200,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Gen. Oblig.: - continued
 Series 1997 B, 3.40% (BPA Landesbank
 Hessen-Thuringen) VRDN $ 37,300,000 $ 37,300,000
Massachusetts Health & Ed. Facs. Auth. Rev.:
Bonds:
 (Boston Univ.) Series H, 3.70%, tender 9/15/98,
  LOC Landesbank Hessen-Thuringen  15,900,000  15,900,000
  (Harvard Univ.):
  3.40% 9/2/98, CP mode  2,200,000  2,200,000
   3.60% 9/8/98, CP mode  2,100,000  2,100,000
   3.55% 9/10/98, CP mode  8,600,000  8,600,000
   3.45% 9/17/98, CP mode  4,000,000  4,000,000
 Participating VRDN (c):
 Series 1997 Y, 3.60%
  (Liquidity Facility First Union Nat'l. Bank (NC))  4,435,000
4,435,000
  Series SG-27, 3.70% (Liquidity Facility
  Societe Generale, France)  3,935,000  3,935,000
 VRDN:
 (Brandeis Univ.) Series H, 3.50%, LOC Fleet Nat'l. Bank  3,585,000
3,585,000
 (Cap. Asset Prog.):
  Series 1985 D, 3.50% (MBIA Insured)
   (BPA Credit Swiss First Boston)  3,800,000  3,800,000
  Series E, 3.60%, LOC First Nat'l. Bank of Chicago  9,700,000
9,700,000
 (Partners Healthcare Sys.):
  Series P-1, 3.40% (FSA Insured) (Liquidity Facility
   Bayerische Landesbank Girozentrale)  12,900,000  12,900,000
  Series P-2, 3.55% (FSA Insured) (Liquidity Facility
   Bayerische Landesbank Girozentrale) 9,400,000 9,400,000 Massachusetts Higher Ed. Rev. (Southern New England School
of Law) 3.50%, LOC Fleet Nat'l. Bank, VRDN  1,500,000  1,500,000
Massachusetts Hsg. Fin. Agcy:
Insured Rental Hsg. Participating VRDN (c):
 Series 1998 B, 3.72% (Liquidity Facility
  Caisse des Depots et Consignations) (b)   4,980,000  4,980,000
  Series PA-370, 3.80% (Liquidity Facility
  Merrill Lynch & Co., Inc.) (b)  2,400,000  2,400,000
  Series PT-33, 3.80% (Liquidity Facility
  Banque Nationale de Paris) (b)  1,430,000  1,430,000
  Series PT-212, 3.80% (Liquidity Facility
  Bayerische Landesbank Girozentrale) (b) 3,730,000 3,730,000 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Hsg. Fin. Agcy: - continued
 Multi-Family Hsg. Rev., VRDN:
 Rfdg. (Hbr. Point Apt.) Series 1995 A,  3.65% (GNMA
  Guaranteed) (BPA Republic Bank of New York) $ 3,700,000 $ 3,700,000 (Princeton Crossing Proj.) Series 1996, 3.60%,
  LOC General Elec. Capital Corp. (b)  100,000  100,000
 Participating VRDN, Series PA-132, 3.80%
 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)  1,000,000
1,000,000
 Single Family Hsg. Rev.:
 Bonds:
  Series 50, 3.75%, tender 6/1/99 (Liquidity Facility
   FGIC Capital Markets)  4,935,000  4,935,000
   Series 94C2101, 3.75%, tender 9/1/98 (Liquidity Facility
   Citibank, New York, NA) (b)(c)(d)  3,080,000  3,080,000
  Participating VRDN, Series PT-42, 3.78% (Liquidity Facility Commerzbank, AG) 1,465,000 1,465,000
Massachusetts Ind. Fin. Agcy. Health Care Facs. Auth.
(Jewish Geriatric Svs.) 3.40%,
LOC BankBoston, NA, VRDN (b)  1,900,000  1,900,000
Massachusetts Ind. Fin. Agcy. Ind. Dev. Rev.:
Participating VRDN (c):
 Series SG-56, 3.70% (Liquidity Facility
  Societe Generale, France)  7,025,000  7,025,000
  Series SG-108, 3.70% (Liquidity Facility
  Societe Generale, France)  3,755,000  3,755,000
 VRDN:
 (Abbott Box Co.) Series 1997, 3.60%,
  LOC Fleet Nat'l. Bank (b)  2,425,000  2,425,000
  (Assumption College) Series 1998, 3.50%,
  LOC Fleet Nat'l. Bank  2,750,000  2,750,000
  (BBB Esq. LLC) Series 1996, 3.70%,
  LOC BankBoston, NA (b)  800,000  800,000
  (Baker School Specialty Co. Inc.) Series 1996,
  3.65%, LOC BankBoston, NA  2,200,000  2,200,000
  (Barker Steel Co.) Series 1995, 3.55%, LOC State Street
  Bank & Trust Co., Boston (b)  800,000  800,000
  (Brady Enterprises) Series 1996, 3.60%,
  LOC Fleet Nat'l. Bank  1,550,000  1,550,000
  (Buckingham Browne Nichols School) Series 1997,
  3.40%, LOC State Street Bank & Trust Co., Boston  3,000,000
3,000,000
  (Canton/Cedar Realty LLC) Series 1997, 3.60%,
  LOC Fleet Nat'l. Bank (b)  1,400,000  1,400,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Ind. Fin. Agcy. Ind. Dev. Rev.: - continued
 VRDN:
  (Carand Realty Trust) Series 1997, 3.55%,
  LOC State Street Bank & Trust Co., Boston (b) $ 1,000,000 $
1,000,000
  (Decas Cranberry Proj.) Series 1997, 3.60%,
  LOC Fleet Nat'l. Bank (b)  2,900,000  2,900,000
  (Dover Instrument Corp.) Series 1997, 3.75%,
  LOC Fleet Nat'l. Bank (b)  2,000,000  2,000,000
  (Eastern Nazarene College) Series 1997, 3.35%,
  LOC State Street Bank & Trust Co., Boston 1,750,000 1,750,000 (Fessenden School Issue) Series 1997, 3.50%,
  LOC Fleet Nat'l. Bank  3,000,000  3,000,000
  (General Signal Proj.) Series 1984, 3.55%,
  LOC Wachovia Bank, NA  1,900,000  1,900,000
  (Gordon College Issue) Series 1997, 3.35%,
  LOC State Street Bank & Trust Co., Boston 2,400,000 2,400,000 (Governor Dummer Academy) Series 1996, 3.35%,
  LOC State Street Bank & Trust Co., Boston 1,200,000 1,200,000 (Groton School Issue) Series 1998 B, 3.45%
  (Liquidity Facility Fleet Nat'l. Bank)  8,000,000  8,000,000
  (Hazen Paper Proj.) Series1996, 3.65%,
  LOC BankBoston, NA (b)  800,000  800,000
  (Heat Fab Inc.) Series1996, 3.65%,
  LOC BankBoston, NA (b)  2,200,000  2,200,000
  (Lightlife Foods, Inc.) Series 1997, 3.60%,
  LOC Fleet Nat'l. Bank (b)  2,650,000  2,650,000
  (Lower Mills Associates II LP) Series 1995,
  3.45%, LOC BankBoston, NA  953,000  953,000
  (Mary Ann Morse Nursing Home):
  Series 1994 A, 3.80%, LOC ABN-AMRO Bank, NV  3,200,000  3,200,000
   Series 1994 B, 3.55%, LOC ABN-AMRO Bank, NV  4,600,000  4,600,000
 (Nutramax Products):
  Series 1996 A, 3.55%, LOC State Street
   Bank & Trust Co., Boston (b)  900,000  900,000
  Series 1996 B, 3.55%, LOC State Street
   Bank & Trust Co., Boston (b)  2,700,000  2,700,000
  (Parker-Hannifin Corp. Proj.) Series 1997, 3.65%,
  LOC Wachovia Bank, NA  1,800,000  1,800,000
  (Riverdale Mills Corp.) Series 1995, 3.65%,
  LOC BankBoston, NA (b)  1,900,000  1,900,000
  (S-N Bedding Co., Inc.) Series 1998 A, 3.65%,
  LOC BankBoston, NA  5,000,000  5,000,000
  (Sencorp Systems, Inc. Proj.) Series 1998 A,
  3.70%, LOC BankBoston, NA (b)  2,400,000  2,400,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Ind. Fin. Agcy. Ind. Dev. Rev.: - continued
 VRDN:
  (Society for the Prevention of Cruelty to Animals)
  Series 1997, 3.45%, LOC Fleet Nat'l. Bank $ 3,000,000 $ 3,000,000
  (United Plastics) Series 1997, 3.60%,
  LOC Fleet Nat'l. Bank (b)  2,000,000  2,000,000
  (Youville Place Inc.) Series 1996, 3.60%
  (AMBAC Insured) (BPA Fleet Nat'l. Bank)  4,500,000  4,500,000
  (346 Univ. LLC) Series 1996, 3.65%,
  LOC BankBoston, NA (b)  1,300,000  1,300,000
Massachusetts Ind. Fin. Agcy. Poll. Cont. Rev. Rfdg.
Bonds (New England Pwr. Co. Proj.):
  Series 1992:
  3.65% 8/13/98, CP mode  6,900,000  6,900,000
   3.65% 8/14/98, CP mode  9,250,000  9,250,000
  Series 1992-B, 3.65% 8/14/98, CP mode  9,300,000  9,300,000
  Series 1993-A:
  3.65% 8/12/98, CP mode  2,000,000  2,000,000
   3.65% 8/13/98, CP mode  6,200,000  6,200,000
   3.65% 8/14/98, CP mode  1,000,000  1,000,000
  Series 1993-B:
  3.65% 8/12/98, CP mode  3,300,000  3,300,000
   3.65% 8/13/98, CP mode  7,550,000  7,550,000
Massachusetts Ind. Fin. Agcy. Resource Recovery Rev.
(Ogden-Haverhill Proj.) Series 1986 B, 3.55%,
LOC Union Bank of Switzerland, VRDN (b) 8,000,000 8,000,000 Massachusetts Muni. Wholesale Elec. Co. Pwr. Rev.
Series A, 3.50% 9/8/98, LOC Fleet Nat'l. Bank, CP  5,800,000
5,800,000
Massachusetts Port Auth. Rev.:
Participating VRDN, Series SGA-64, 3.74%
 (Liquidity Facility Societe Generale, France) (b)(c)  3,405,000
3,405,000
 CP:
 Series 1996, 3.40% 10/7/98, LOC Westdeutsche
  Landesbank Girozentrale  5,200,000  5,200,000
  Series 1997, 3.40% 10/6/98, LOC Westdeutsche
  Landesbank Girozentrale (b)  7,000,000  7,000,000
  Series 1997, 3.40% 10/7/98, LOC Westdeutsche
  Landesbank Girozentrale (b)  2,400,000  2,400,000
Massachusetts Tpk. Auth. Participating VRDN (c):
Series 1997 N, 3.70% (Liquidity Facility
 Bank of America Nat'l. Trust & Savings, NA) 4,000,000 4,000,000 Series PA-181, 3.78% (Liquidity Facility
 Merrill Lynch & Co., Inc.)  2,275,000  2,275,000
 Series PT-135, 3.78% (Liquidity Facility
 Banco Santander, SA)  21,440,000  21,440,000
 Series PT-1009, 3.78% (Liquidity Facility
 Merrill Lynch & Co., Inc.)  5,550,000  5,550,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Wtr. Resource Auth.:
 CP:
 3.55% 9/1/98, LOC Morgan Guaranty Trust Co., NY $ 6,000,000 $
6,000,000
  3.40% 9/2/98, LOC Morgan Guaranty Trust Co., NY  4,300,000
4,300,000
  3.45% 9/4/98, LOC Morgan Guaranty Trust Co., NY  1,000,000
1,000,000
  3.60% 9/4/98, LOC Morgan Guaranty Trust Co., NY  7,300,000
7,300,000
  3.40% 9/8/98, LOC Morgan Guaranty Trust Co., NY  1,000,000
1,000,000
  3.45% 9/8/98, LOC Morgan Guaranty Trust Co., NY  2,400,000
2,400,000
  3.55% 9/8/98, LOC Morgan Guaranty Trust Co., NY  2,000,000
2,000,000
  3.65% 9/8/98, LOC Morgan Guaranty Trust Co., NY  4,000,000
4,000,000
  3.50% 9/9/98, LOC Morgan Guaranty Trust Co., NY  3,000,000
3,000,000
  3.55% 9/10/98, LOC Morgan Guaranty Trust Co., NY  4,100,000
4,100,000
  3.55% 9/11/98, LOC Morgan Guaranty Trust Co., NY  5,550,000
5,550,000
  3.60% 9/14/98, LOC Morgan Guaranty Trust Co., NY  1,200,000
1,200,000
  3.65% 9/15/98, LOC Morgan Guaranty Trust Co., NY  1,700,000
1,700,000
  3.50% 9/16/98, LOC Morgan Guaranty Trust Co., NY  5,100,000
5,100,000
  3.70% 10/7/98, LOC Morgan Guaranty Trust Co., NY  4,000,000
4,000,000
  3.45% 10/15/98, LOC Morgan Guaranty Trust Co., NY  3,200,000
3,200,000
  3.65% 11/5/98, LOC Morgan Guaranty Trust Co., NY  1,500,000
1,500,000
  3.45% 11/10/98, LOC Morgan Guaranty Trust Co., NY  10,300,000
10,300,000
  3.55% 12/1/98, LOC Morgan Guaranty Trust Co., NY  4,000,000
4,000,000
 Participating VRDN (c):
 Series 1995 SG-17, 3.70%, (Liquidity Facility
  Societe Generale, France)  3,440,000  3,440,000
  Series 1996 SG-63 3.70% (Liquidity Facility
  Societe Generale, France)  1,000,000  1,000,000
  Series BTP-297, 3.55% (Liquidity Facility
  Bankers Trust Co.)  5,941,500  5,941,500
 (Multi-Modal Subordinated Gen. Rev.)
 Series 1997-B, 3.40% (Liquidity Facility
 Bank of Nova Scotia) (AMBAC insured) VRDN 16,200,000 16,200,000 Merrimack Valley Reg. Transit Auth. Gen. Oblig.
RAN 4% 6/18/99  2,950,000  2,955,696
Middleborough Gen. Oblig. BAN 4% 4/14/99  5,000,000  5,012,685
Natick Gen. Oblig. BAN:
3.75% 8/7/98  4,765,000  4,765,104
 3.75% 1/8/99  3,789,000  3,792,154
New Bedford Gen. Oblig. BAN 4.10% 4/14/99
(BPA Fleet Nat'l. Bank)  4,000,000  4,013,493
Newton Gen. Oblig. BAN 3.75% 3/25/99  2,297,000  2,300,812
North Andover Gen. Oblig. BAN 3.75% 8/19/98  3,810,000  3,810,239
Northampton Gen. Oblig. BAN 4.25% 12/22/98  2,497,000  2,501,149
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Northborough Gen. Oblig. BAN 4% 2/2/99 $ 2,170,000 $ 2,174,068
Peabody Gen. Oblig. BAN 3.75% 10/16/98  1,678,000  1,678,589
Pioneer Valley Reg. Transit Auth. Gen. Oblig.
RAN 4% 8/6/99  6,800,000  6,817,612
Plymouth Gen. Oblig. BAN 3.75% 10/22/98  3,400,000  3,401,655
Quincy Gen. Oblig. BAN 4% 5/21/99  2,000,000  2,003,353
Reading Gen. Oblig. BAN 4% 1/14/99  2,000,000  2,003,036
Rockport Gen. Oblig. BAN 3.75% 11/3/98  2,615,000  2,616,204
Seekonk Gen. Oblig. BAN 4.25% 11/19/98  3,500,000  3,504,248
Southeastern Reg. Transit Auth. Gen. Oblig.
RAN 4.25% 9/18/98  2,400,000  2,400,994
Springfield Gen. Oblig. BAN:
4.40% 9/4/98 (BPA Fleet Nat'l. Bank)  2,800,000  2,801,253
4.25% 11/20/98 (BPA Fleet Nat'l. Bank)  8,800,000  8,810,028
 4% 6/25/99 (BPA Fleet Nat'l. Bank)  1,170,000  1,173,009
 4% 7/15/99 (BPA Fleet Nat'l. Bank)  6,750,000  6,771,491
Sutton Gen. Oblig. BAN 4% 4/28/99  3,750,000  3,757,509
Taunton Gen. Oblig. BAN 4% 5/7/99  2,000,000  2,003,191
Uxbridge Gen. Oblig. BAN 4% 1/15/99  3,950,000  3,957,781
Wakefield Gen. Oblig. BAN 4% 4/21/99  3,005,000  3,013,263
Walpole Gen. Oblig. BAN:
Series 1997, 4% 12/16/98  3,815,000  3,816,718
 3.85% 12/16/98  2,525,000  2,526,622
Watertown Gen. Oblig. BAN 4% 10/28/98  3,840,000  3,842,701
Westford Gen. Oblig. BAN 4% 4/15/99  2,400,000  2,406,447
Weston Gen. Oblig. BAN:
3.75% 9/30/98  2,700,000  2,701,114
 4% 9/30/98  3,010,000  3,010,768
Westwood Gen. Oblig. BAN 3.75% 12/17/98  2,500,000  2,501,539
Woods Hole Marthas Vineyard & Nantucket Steamship Auth.
Gen. Oblig. BAN 3.75% 11/16/98  2,000,000  2,000,942
Wrentham Gen. Oblig. BAN 4.15% 3/16/99  2,735,000  2,741,870
  808,319,299
PUERTO RICO - 3.8%
Puerto Rico Elec. Pwr. Auth. Participating VRDN (c):
Series PA-311, 3.92% (Liquidity Facility
 Merrill Lynch & Co., Inc.)  1,000,000  1,000,000
 Series PA-346, 3.50% (Liquidity Facility
 Merrill Lynch & Co., Inc.)  5,195,000  5,195,000
Puerto Rico Hwy. & Trans. Auth. Trans. Rev.
Participating VRDN, Series PA-376, 3.50%
(Liquidity Facility Merrill Lynch & Co., Inc.) (c)  2,000,000
2,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
PUERTO RICO - CONTINUED
Puerto Rico Infrastructure Fin. Auth. Spl. Tax Rev.
Participating VRDN, Series 1998-CMC3,
3.55% (Liquidity Facility Chase Manhattan Bank) (c) $ 2,795,000 $
2,795,000
Puerto Rico Pwr. Auth. Pwr. Rev. Participating VRDN, 3.92%
(Liquidity Facility Merrill Lynch & Co., Inc.) (c)  1,000,000
1,000,000
Puerto Rico Pub. Impt. Participating VRDN (c):
Rfdg. Series PT-1039, 3.50% (Liquidity Facility
 Merrill Lynch & Co., Inc.)  7,270,000  7,270,000
 Series PT-1025, 3.50% (Liquidity Facility
 Merrill Lynch & Co., Inc.)  5,000,000  5,000,000
 Series PT-1051, 3.50% (Liquidity Facility
 Merrill Lynch & Co. Inc.)  7,600,000  7,600,000
  31,860,000
TOTAL INVESTMENT IN SECURITIES - 100%  $ 840,179,299
Total Cost for Income Tax Purposes  $ 840,179,265
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION
SECURITY DATE COST
Massachusetts Hsg.
Fin. Agcy. Single
Family Hsg. Rev.
Bonds Series 94C2101,
3.75%, tender 9/1/98
(Liquidity Facility
Citibank, New
York, NA) 12/1/97 $ 3,080,000
OTHER INFORMATION
The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding 144A issues) amounted to $3,080,000 or 0.4% of net assets (see Note 2 of Notes to Financial Statements). INCOME TAX INFORMATION
At January 31, 1998, the fund had a capital loss carryforward of approximately $56,000 of which $8,000, $8,000, $30,000, and $10,000 will expire on January 31, 2003, 2004, 2005, and 2006, respectively. SPARTAN MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                             JULY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE -                                    $ 840,179,299
SEE ACCOMPANYING SCHEDULE

CASH                                                                     25,821

RECEIVABLE FOR FUND SHARES SOLD                                          5,512,775

INTEREST RECEIVABLE                                                      6,866,743

 TOTAL ASSETS                                                            852,584,638

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                          $ 6,917,612

PAYABLE FOR FUND SHARES REDEEMED                            1,476,765

DISTRIBUTIONS PAYABLE                                       26,693

ACCRUED MANAGEMENT FEE                                      356,680

OTHER PAYABLES AND ACCRUED EXPENSES                         5,063

 TOTAL LIABILITIES                                                       8,782,813

NET ASSETS                                                              $ 843,801,825

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                         $ 843,856,653

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                      (54,828)

NET ASSETS, FOR 843,853,662 SHARES OUTSTANDING                          $ 843,801,825

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                 $1.00
SHARE ($843,801,825 (DIVIDED BY) 843,853,662 SHARES)



STATEMENT OF OPERATIONS
                                      SIX MONTHS ENDED JULY 31, 1998 (UNAUDITED)

INTEREST INCOME                                                     $ 13,809,735

EXPENSES

MANAGEMENT FEE                                         $ 1,943,633

NON-INTERESTED TRUSTEES' COMPENSATION                   1,421

 TOTAL EXPENSES BEFORE REDUCTIONS                       1,945,054

 EXPENSE REDUCTIONS                                     (46,492)     1,898,562

NET INTEREST INCOME                                                  11,911,173

NET REALIZED GAIN (LOSS) ON INVESTMENTS                              1,031

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 11,912,204

OTHER INFORMATION

EXPENSE REDUCTIONS                                                  $ 599
CUSTODIAN CREDITS

 TRANSFER AGENT CREDITS                                              45,893

                                                                    $ 46,492



STATEMENT OF CHANGES IN NET ASSETS
                                                          SIX MONTHS ENDED   YEAR ENDED
                                                          JULY 31, 1998      JANUARY 31,
                                                          (UNAUDITED)        1998

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 11,911,173       $ 21,608,611
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                  1,031              77

 INCREASE (DECREASE) IN NET UNREALIZED GAIN FROM           -                  (2,930)
 ACCRETION OF MARKET DISCOUNT

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           11,912,204         21,605,758
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME     (11,911,173)       (21,608,611)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE   545,803,393        797,269,094
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    11,778,878         21,242,709

 COST OF SHARES REDEEMED                                   (458,641,575)      (745,111,081)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES          98,940,696         73,400,722
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  98,941,727         73,397,869

NET ASSETS

 BEGINNING OF PERIOD                                       744,860,098        671,462,229

 END OF PERIOD                                            $ 843,801,825      $ 744,860,098




FINANCIAL HIGHLIGHTS
                              SIX MONTHS ENDED              YEARS ENDED JANUARY 31,
                              JULY 31, 1998

                              (UNAUDITED)        1998       1997       1996       1995       1994
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 1.000            $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
BEGINNING OF PERIOD

INCOME FROM INVESTMENT         .015                .031       .030       .033       .024       .019
OPERATIONS
NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST             (.015)              (.031)     (.030)     (.033)     (.024)     (.019)
 INCOME

NET ASSET VALUE,              $ 1.000            $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
END OF PERIOD

TOTAL RETURN B, C              1.53%               3.19%      3.00%      3.32%      2.42%      1.95%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS,                   $ 843,802          $ 744,860  $ 671,462  $ 514,492  $ 406,287  $ 346,880
END OF PERIOD
(000 OMITTED)

RATIO OF EXPENSES TO           .50% A              .50%       .50%       .50%       .50%       .40% D
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .49% A, E           .50%       .50%       .50%       .50%       .40%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INTEREST          3.06% A             3.15%      2.96%      3.27%      2.40%      1.93%
INCOME TO AVERAGE
NET ASSETS


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JULY 31, 1998         PAST 6  PAST 1  PAST 5  PAST 10
                                    MONTHS  YEAR    YEARS   YEARS

FIDELITY MA MUNICIPAL MONEY MARKET  1.47%   3.06%   14.66%  40.05%

MASSACHUSETTS TAX-FREE              1.43%   3.00%   14.77%  41.20%
 MONEY MARKET FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts tax-free money market funds average, which reflects the performance of Massachusetts tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 11 mutual funds.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JULY 31, 1998              PAST 1  PAST 5  PAST 10
                                         YEAR    YEARS   YEARS

FIDELITY MA MUNICIPAL MONEY MARKET       3.06%   2.77%   3.43%

MASSACHUSETTS TAX-FREE                   3.00%   2.80%   3.58%
 MONEY MARKET FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                             8/3/98  4/27/98  2/2/98  11/3/97  7/28/97



MASSACHUSETTS MUNICIPAL      3.01%   3.34%    2.93%   3.13%    3.12%
 MONEY MARKET FUND



MASSACHUSETTS                2.89%   3.33%    2.87%   3.02%    3.05%
TAX-FREE MONEY MARKET
FUNDS AVERAGE



MASSACHUSETTS MUNICIPAL      5.34%   5.93%    5.20%   5.56%    5.54%
MONEY MARKET TAX-EQUIVALENT





YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Massachusetts tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1998 federal and state income tax rate of 43.68%. A portion of the fund's income may be subject to the Federal alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because
it ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have
to earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in
mind that the U.S.
Government neither insures
nor guarantees a money
market fund, and there is no
assurance that a money
market fund will maintain a $1
share price.
(checkmark)

FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Scott Orr, Portfolio Manager of Fidelity Massachusetts Municipal Money Market Fund
Q. SCOTT, WHAT WAS THE ENVIRONMENT LIKE OVER THE PAST SIX MONTHS?
A. Investors spent much of the period trying to determine whether the Federal Reserve Board would raise the fed funds rate - the rate banks charge each other for overnight loans - as a way to slow the economy and head off inflation. The economy continued to chug along at a fairly strong pace and unemployment numbers were incredibly low on an historical basis, dropping to 4.3% in April and ticking up only to 4.5% in July. But despite this period of continuing expansion, wage pressures - which can arise during periods of low unemployment when employers hike pay to attract or retain employees - did not emerge and inflation remained benign. Under normal circumstances, the possibility of future inflation created by this tight labor market likely would have led the Fed to raise rates. But the economic and political turmoil in Asia kept the Fed on the sidelines during the period. In fact, the fed funds rate has remained unchanged at 5.5% for more than a year now.
Q. WHY WAS THE ASIAN TURMOIL ABLE TO OFFSET U.S. ECONOMIC STRENGTH IN THE FED'S DECISION ON MONETARY POLICY?
A. For two reasons. The Fed didn't want to make the situation in Asia worse by raising short-term interest rates here. Higher U.S. interest rates would likely strengthen the U.S. dollar even more versus Asian currencies, which could further harm their financial markets. In other words, the Fed was asking itself, "Why make the Asian markets more volatile by raising rates in the U.S.?" The other factor was the possibility that the Asian turmoil would translate into a reduction of U.S. net exports, which would likely have a dampening effect of its own on the U.S. economy and inflation.
Q. WHAT WAS THE FUND'S STRATEGY DURING THIS PERIOD?
A. Given the uncertainty of the interest-rate environment, the fund's average maturity started the period at 49 days, a relatively neutral stance. From time to time during the period, I purchased one-year fixed-rate notes when I felt that their yields incorporated the possibility of a Fed interest-rate increase. But whenever the disruptions in Asia heated up, the yields on fixed-rate notes offered less value because the market no longer expected the Fed to act. During these times, I focused more on short-term variable-rate securities, whose yields move up and down with rates as they change in the market. In June and July, increased issuance of fixed-rate notes by municipalities in Massachusetts boosted the supply of these securities, causing their yields to increase once again. I purchased the notes to take advantage of their higher yields, extending the fund's average maturity out to 66 days at the end of the period, slightly longer than the maturities of competing funds.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on July 31, 1998, was 3.02%, compared to 2.91% six months ago. The more recent seven-day yield was the equivalent of a 5.36% taxable rate of return for Massachusetts investors in the 43.68% combined state and federal income tax bracket. Through July 31, 1998, the fund's six-month total return was 1.47%, compared to 1.43% for the Massachusetts tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. There's one important wildcard: what happens in Asia. If we continue to see the same level of turmoil there, I believe the Fed may be obligated to stay on the sidelines, keeping interest rates unchanged. There's a lot of risk that a rate increase in the U.S. could cause increased volatility in global markets. Without a rate increase, the U.S. economy still might slow as a result of fewer U.S. exports. In this case, the Asian situation would do the Fed's job for it. The strength of the U.S. economy, offset by the Asian situation, has left the Fed at an impasse. And, although at this point I believe the next Fed move could be to raise rates, I don't believe it will be any time soon. If events continue to worsen on the international front, the outlook would be much more uncertain.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income for Massachusetts
residents, while maintaining
a stable $1.00 share price
FUND NUMBER: 074
TRADING SYMBOL: FDMXX
START DATE: November 11, 1983
SIZE: as of July 31, 1998,
more than $1.2 billion
MANAGER: Scott Orr, since 1997;
manager, various Fidelity and
Spartan municipal money
market funds; joined Fidelity in
1989
(checkmark)


FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS       % OF FUND ASSETS  % OF FUND ASSETS  % OF FUND ASSETS
           7/31/98           1/31/98           7/31/97

  0 - 30   56                71                70

 31 - 90   22                13                16

 91 - 180  8                 7                 4

181 - 397  14                9                 10

WEIGHTED AVERAGE MATURITY
                              7/31/98  1/31/98  7/31/97

MASSACHUSETTS MUNICIPAL       66 DAYS  49 DAYS  46 DAYS
 MONEY MARKET

MASSACHUSETTS TAX-FREE        59 DAYS  50 DAYS  47 DAYS
 MONEY MARKET FUNDS AVERAGE*

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JULY 31, 1998  AS OF JANUARY 31, 1998
Row: 1, Col: 1, Value: 48.0
Row: 1, Col: 2, Value: 20.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 27.0
Row: 1, Col: 5, Value: 2.0
Variable rate demand
notes (VRDNs) 60%
Commercial paper
(including CP mode) 20%
Tender bonds 2%
Municipal
notes 17%
Other 1%
Variable rate demand
notes (VRDNs) 49%
Commercial paper
(including CP mode) 20%
Tender bonds 3%
Municipal
notes 27%
Other 1%
Row: 1, Col: 1, Value: 58.0
Row: 1, Col: 2, Value: 20.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 17.0
Row: 1, Col: 5, Value: 2.0
*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

INVESTMENTS JULY 31, 1998 (UNAUDITED)
Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - 96.8%
Agawam Gen. Oblig. BAN 4% 2/5/99 $ 5,900,000 $ 5,910,375
Barnstable Gen. Oblig. BAN:
3.80% 10/23/98  15,000,000  15,004,157
 4.25% 10/23/98  6,300,000  6,305,028
Boston City Hosp. Participating VRDN, Series BTP-279,
3.55% (Liquidity Facility Bankers Trust Co.) (c) 5,750,000 5,750,000 Boston Gen. Oblig. Bonds Series 1998 A,
4.50% 1/1/99 (FGIC Insured)  2,295,000  2,303,236
Boston Ind. Rev. (New Boston Seafood Ctr.)
Series 1997, 3.75%, LOC BankBoston, NA, VRDN (b)  875,000  875,000
Boston Wtr. & Swr. Participating VRDN, Series 1996 SG-75,
3.70% (Liquidity Facility Societe Generale, France) (c)  8,380,000
8,380,000
Brockton Area Transit Auth. Gen. Oblig. RAN 4% 8/6/99  4,300,000
4,313,222
Brookline Gen. Oblig. BAN:
4% 12/16/98  3,500,000  3,503,980
 4% 6/4/99  14,400,000  14,432,262
Cohasset Gen. Oblig. BAN 3.75% 10/1/98  3,814,750  3,815,758
Everett Gen. Oblig. BAN 4% 3/18/99 (BPA Fleet Nat'l. Bank)  3,000,000
3,007,170
Fall River Gen. Oblig. BAN 4.25% 8/14/98
(BPA Fleet Nat'l. Bank)  2,300,000  2,300,212
Framingham Ind. Rev. Board (Perini Corp. Proj.) Series 1985,
3.65%, LOC Harris Trust & Savings Bank, Chicago, VRDN  400,000
400,000
Gloucester Gen. Oblig. BAN 4% 8/7/98  14,400,000  14,400,306
Hamilton-Wenham Reg. School Dist. Gen. Oblig. BAN:
4% 5/7/99  8,900,000  8,918,103
 4% 5/21/99  4,800,000  4,807,704
Hingham Gen. Oblig. BAN 3.75% 9/30/98  5,600,000  5,601,804
Holliston Gen. Oblig. BAN 4.25% 10/15/98  3,000,000  3,002,332
Hopkinton Gen. Oblig. BAN:
4% 9/9/98  3,600,000  3,600,758
 4.25% 9/9/98  4,000,000  4,001,404
Hudson Gen. Oblig. BAN 4% 6/24/99  4,200,000  4,209,693
Ipswich Gen. Oblig. BAN 4% 6/1/99  19,200,000  19,251,860
Kingston Gen. Oblig. BAN 4.25% 11/25/98  10,200,000  10,213,679
Lynn Wtr. & Swr. Commission Gen. Rev. Participating VRDN,
Series PA-215, 3.78% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)  2,320,000  2,320,000
Mansfield Gen. Oblig. BAN 4.25% 11/19/98  3,000,000  3,003,299
Marlborough Gen. Oblig. BAN 4% 6/25/99  8,000,000  8,024,718
Massachusetts Bay Transit Auth.:
Bonds Series 1984 A, 3.40%, tender 9/1/98,
 LOC State Street Bank & Trust Co., Boston 10,800,000 10,800,000 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Bay Transit Auth.: - continued
 Participating VRDN, Series SG-25, 3.70%
 (Liquidity Facility Societe Generale, France) (c) $ 9,800,000 $
9,800,000
 RAN Series 1998 A, 4.25% 2/26/99  20,900,000  20,974,984
 Series C, CP:
 3.55% 9/4/98, LOC Westdeutsche
  Landesbank Girozentrale  2,400,000  2,400,000
  3.55% 10/8/98, LOC Westdeutsche
  Landesbank Girozentrale  14,000,000  14,000,000
  3.55% 10/15/98, LOC Westdeutsche
  Landesbank Girozentrale  1,000,000  1,000,000
Massachusetts Edl. Fing. Auth. Ed. Loan Rev.
Series 1998, Issue G, 3.55% (Bayerische Landesbank
Girozentrale Guaranteed) VRDN (b) 10,800,000 10,800,000 Massachusetts Gen. Oblig. Consolidated Loan:
Bonds Series A:
 4% 1/1/99  6,300,000  6,309,001
  4.25% 3/1/99  2,000,000  2,007,402
 Participating VRDN (c):
 Series 1996 SG-38, 3.70% (Liquidity Facility
  Societe Generale, France)  5,000,000  5,000,000
  Series 1998 B, 3.65% (Liquidity Facility Nat'l.
  Westminster Bank, PLC)  6,700,000  6,700,000
  Series PA-160, 3.78% (Liquidity Facility
  Merrill Lynch & Co., Inc.)  3,035,000  3,035,000
  Series PA-164, 3.78% (Liquidity Facility
  Merrill Lynch & Co., Inc.)  11,100,000  11,100,000
Massachusetts Gen. Oblig.:
Participating VRDN (c):
 Rfdg.:
  Series BTP-258, 3.55% (Liquidity Facility
   Bankers Trust Co.)  8,700,000  8,700,000
  Series BTP-259, 3.60% (Liquidity Facility
   Bankers Trust Co.)  6,100,000  6,100,000
  Series 1993 I, 3.67% (Liquidity Facility
  Citibank, New York, NA)   13,000,000  13,000,000
  Series 93-2, 3.67% (Liquidity Facility State Street
  Bank & Trust Co., Boston)   17,316,180  17,316,181
  Series 96C2101, 3.67% (Liquidity Facility
  Citibank, New York, NA)  4,700,000  4,700,000
  Series 97C2101, 3.64% (Liquidity Facility
  Citibank, New York, NA)  5,800,000  5,800,000
  Series 97C2103, 3.64% (Liquidity Facility
  Citibank, New York, NA)  3,800,000  3,800,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Gen. Oblig.: - continued
 Participating VRDN (c):
  Series BTP-214, 3.55% (Liquidity Facility
  Bankers Trust Co.) $ 9,300,000 $ 9,300,000
  Series PT-1024, 3.78% (Liquidity Facility
  Merrill Lynch & Co., Inc.)  6,700,000  6,700,000
  Series SG-47, 3.70% (Liquidity Facility
  Societe Generale, France)  5,800,000  5,800,000
 Series 1997 B, 3.40% (BPA Landesbank
 Hessen-Thuringen) VRDN  88,100,000  88,100,000
Massachusetts Health & Ed. Facs. Auth. Rev.:
Bonds:
 (Boston Univ.) Series H, 3.70%, tender 9/15/98,
  LOC Landesbank Hessen-Thuringen  25,600,000  25,600,000
  (Harvard Univ.):
  3.40% 9/2/98, CP mode   4,650,000  4,650,000
   3.60% 9/8/98, CP mode   5,700,000  5,700,000
   3.55% 9/9/98, CP mode   4,000,000  4,000,000
   3.55% 9/10/98, CP mode   13,700,000  13,700,000
   3.55% 9/11/98, CP mode   1,200,000  1,200,000
   3.60% 9/14/98, CP mode   1,000,000  1,000,000
   3.45% 9/17/98, CP mode   2,000,000  2,000,000
 Participating VRDN (c):
 Series 1997 Y, 3.60% (Liquidity Facility
  First Union Nat'l. Bank (NC))  6,500,000  6,500,000
  Series PA-362, 3.78% (Liquidity Facility
  Merrill Lynch & Co., Inc.)  7,500,000  7,500,000
  Series SG-27, 3.70% (Liquidity Facility
  Societe Generale, France)  7,500,000  7,500,000
 VRDN:
 (Brandeis Univ.) Series H, 3.50%,
  LOC Fleet Nat'l. Bank  5,400,000  5,400,000
  (Cap. Asset Prog.):
   Series 1985 D, 3.50% (MBIA Insured)
    (BPA Credit Swiss First Boston)   13,200,000  13,200,000
   Series C, 3.45% (MBIA Insured)
    (BPA Credit Swiss First Boston)  500,000  500,000
   Series E, 3.60%, LOC First Nat'l. Bank of Chicago  5,500,000
5,500,000
Massachusetts Higher Ed. Rev. (Southern New England
School of Law) 3.50%, LOC Fleet Nat'l. Bank, VRDN  1,895,000
1,895,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Hsg. Fin. Agcy.:
Insured Rental Hsg. Participating VRDN (c):
 Series 1998 B, 3.72% (Liquidity Facility
  Caisse des Depots et Consignations) (b) $ 6,995,000 $ 6,995,000 Series PA-83, 3.80% (Liquidity Facility
  Merrill Lynch & Co., Inc.) (b)  5,650,000  5,650,000
  Series PA-370, 3.80% (Liquidity Facility
  Merrill Lynch & Co., Inc.) (b)  3,600,000  3,600,000
  Series PT-33, 3.80% (Liquidity Facility
  Banque Nationale de Paris) (b)  4,940,000  4,940,000
  Series PT-212, 3.80% (Liquidity Facility
  Bayerische Landesbank Girozentrale) (b) 5,600,000 5,600,000 Multi-Family Hsg. Rev., VRDN:
 (Princeton Crossing Proj.) Series 1996, 3.60%,
  LOC General Elec. Capital Corp. (b)  200,000  200,000
  Rfdg. (Hbr. Point Apt.) Series 1995 A,
  3.65% (GNMA Guaranteed) (BPA Republic
  Bank of New York)  15,855,000  15,855,000
 Participating VRDN, Series PA-132, 3.80%
 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)  1,225,000
1,225,000
 Single Family Hsg. Rev.:
 Bonds Series 50, 3.75%, tender 6/1/99
  (Liquidity Facility FGIC Capital Markets) 7,700,000 7,700,000 Participating VRDN, Series PT-42, 3.78%
  (Liquidity Facility Commerzbank, AG) (c) 1,875,000 1,875,000 Massachusetts Ind. Fin. Agcy. Health Care Facs. Auth.
(Jewish Geriatric Svs.) 3.40%, LOC BankBoston,
NA, VRDN (b)   3,000,000  3,000,000
Massachusetts Ind. Fin. Agcy. Ind. Dev. Rev.:
Participating VRDN (c):
 Series SG-56, 3.70% (Liquidity Facility
  Societe Generale, France)  11,100,000  11,100,000
  Series SG-108, 3.70% (Liquidity Facility
  Societe Generale, France)  6,000,000  6,000,000
 VRDN:
 (Abbott Box Co.) Series 1997, 3.60%,
  LOC Fleet Nat'l. Bank (b)  3,800,000  3,800,000
  (Assumption College) Series 1998, 3.50%,
  LOC Fleet Nat'l. Bank  4,000,000  4,000,000
  (BBB Esq. LLC) Series 1996, 3.70%,
  LOC BankBoston, NA (b)  1,100,000  1,100,000
  (Barker Steel Co.) Series 1995, 3.55%,
  LOC State Street Bank & Trust Co., Boston (b) 1,000,000 1,000,000 (Boutwell Owens & Co., Inc.) Series 1998, 3.60%,
  LOC Fleet Nat'l. Bank  5,000,000  5,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Ind. Fin. Agcy. Ind. Dev. Rev.: - continued
 VRDN:
  (Brady Enterprises) Series 1996, 3.60%,
  LOC Fleet Nat'l. Bank $ 2,300,000 $ 2,300,000
  (Buckingham Browne Nichols School) Series 1997, 3.40%,
  LOC State Street Bank & Trust Co., Boston 4,000,000 4,000,000 (Canton/Cedar Realty LLC) Series 1997, 3.60%,
  LOC Fleet Nat'l. Bank (b)  2,000,000  2,000,000
  (Carand Realty Trust) Series 1997, 3.55%,
  LOC State Street Bank & Trust Co., Boston (b) 900,000 900,000 (Constitutional Corp. Proj.) Series 1998, 3.65%,
  LOC BankBoston, NA  3,500,000  3,500,000
  (Decas Cranberry Proj.) Series 1997, 3.60%,
  LOC Fleet Nat'l. Bank (b)  4,225,000  4,225,000
  (Dover Instrument Corp.) Series 1997, 3.75%,
  LOC Fleet Nat'l. Bank (b)  3,000,000  3,000,000
  (Fessenden School Issue) Series 1997, 3.50%,
  LOC Fleet Nat'l. Bank  4,405,000  4,405,000
  (General Signal Proj.) Series 1984, 3.55%,
  LOC Wachovia Bank, NA  8,600,000  8,600,000
  (Goddard House) 3.50%, LOC Fleet Nat'l. Bank, NA  8,225,000
8,225,000
  (Groton School Issue) Series 1998 B, 3.45%
  (Liquidity Facility Fleet Nat'l. Bank) 12,000,000 12,000,000 (Hazen Paper Proj.) Series1996, 3.65%,
  LOC BankBoston, NA (b)  1,300,000  1,300,000
  (Heat Fab Inc.) Series 1996, 3.65%,
  LOC BankBoston, NA (b)  3,160,000  3,160,000
  (Heritage at Dartmouth) Series 1996, 3.60%,
  LOC BankBoston, NA (b)  1,825,000  1,825,000
  (Heritage at Hingham) Series 1997, 3.60%,
  LOC Fleet Nat'l. Bank (b)  6,390,000  6,390,000
  (Interpolymer Corp.) Series 1992, 3.65%,
  LOC BankBoston, NA (b)  3,200,000  3,200,000
  (Lightlife Foods, Inc.) Series 1997, 3.60%,
  LOC Fleet Nat'l. Bank (b)  4,200,000  4,200,000
  (Longview Fiber Co.) Series 1987, 3.45%,
  LOC ABN-AMRO Bank, NV  2,070,000  2,070,000
  (Lower Mills Associates II LP) Series 1995,
  3.45%, LOC BankBoston, NA  930,000  930,000
  (Mary Ann Morse Nursing Home):
  Series 1994 A, 3.80%, LOC ABN-AMRO Bank, NV  5,800,000  5,800,000
   Series 1994 B, 3.55%, LOC ABN-AMRO Bank, NV  6,800,000  6,800,000
  (Nutramax Products) Series 1996 A, 3.55%,
  LOC State Street Bank & Trust Co., Boston (b) 2,500,000 2,500,000 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Ind. Fin. Agcy. Ind. Dev. Rev.: - continued
 VRDN:
  (Parker-Hannifin Corp. Proj.) Series 1997, 3.65%,
  LOC Wachovia Bank, NA (b) $ 2,700,000 $ 2,700,000
  (Riverdale Mills Corp.) Series 1995, 3.65%,
  LOC BankBoston, NA (b)  3,500,000  3,500,000
  (Sencorp Systems, Inc. Proj.) Series 1998 A,
  3.70%, LOC BankBoston, NA (b)  4,600,000  4,600,000
  (Society for the Prevention of Cruelty to Animals)
  Series 1997, 3.45%, LOC Fleet Nat'l. Bank  3,900,000  3,900,000
  (United Med. Corp.) Series 1992, 3.55%,
  LOC Bank of Nova Scotia (b)  1,200,000  1,200,000
  (United Plastics) Series 1997, 3.60%,
  LOC Fleet Nat'l. Bank (b)  2,200,000  2,200,000
  (Wheelock College Issue) Series A, 3.65%,
  LOC BankBoston, NA  4,200,000  4,200,000
  (Youville Place Inc.) Series 1996, 3.60%
  (AMBAC Insured) (BPA Fleet Nat'l. Bank)  5,300,000  5,300,000
  (346 Univ. LLC) Series 1996, 3.65%,
  LOC BankBoston, NA (b)  1,800,000  1,800,000
Massachusetts Ind. Fin. Agcy. Poll. Cont. Rev. Rfdg.:
Bonds (New England Pwr. Co. Proj.):
 Series 1992:
  3.65% 8/13/98, CP mode  2,600,000  2,600,000
   3.65% 8/14/98, CP mode   19,500,000  19,500,000
  Series 1993-A:
  3.65% 8/12/98, CP mode   3,500,000  3,500,000
   3.65% 8/13/98, CP mode  5,100,000  5,100,000
   3.65% 8/14/98, CP mode   6,700,000  6,700,000
  Series 1993-B:
  3.65% 8/12/98, CP mode  5,300,000  5,300,000
   3.65% 8/13/98, CP mode   7,600,000  7,600,000
   3.65% 8/14/98, CP mode  4,600,000  4,600,000
 (New England Power Co. Proj.)
 Series 1992-B, 3.60%, VRDN  1,700,000  1,700,000
Massachusetts Ind. Fin. Agcy. Resource Recovery Rev.
(Ogden-Haverhill Proj.) Series 1986 B, 3.55%, LOC Union
Bank of Switzerland, VRDN (b)  2,000,000  2,000,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Rev.  Series A,
3.50% 9/8/98, LOC Fleet Nat'l. Bank, CP  8,700,000  8,700,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Port Auth. Rev.:
Participating VRDN, Series SGA-64, 3.74%
 (Liquidity Facility Societe Generale, France) (b)(c) $ 5,300,000 $
5,300,000
 Series 1996, CP:
 3.40% 10/6/98, LOC Westdeutsche
  Landesbank Girozentrale  5,000,000  5,000,000
  3.40% 10/7/98, LOC Westdeutsche
  Landesbank Girozentrale  4,800,000  4,800,000
 Series 1997, CP:
 3.40% 10/6/98, LOC Westdeutsche
  Landesbank Girozentrale (b)  2,000,000  2,000,000
  3.40% 10/7/98, LOC Westdeutsche
  Landesbank Girozentrale (b)  6,600,000  6,600,000
Massachusetts Tpk. Auth. Participating VRDN (c):
Series 1997 N, 3.70% (Liquidity Facility
 Bank of America Nat'l. Trust & Savings, NA) 6,000,000 6,000,000 Series PA-181, 3.78% (Liquidity Facility
 Merrill Lynch & Co., Inc.)  980,000  980,000
 Series PT-135, 3.78% (Liquidity Facility
 Banco Santander, SA)  45,500,000  45,500,000
 Series PT-1009, 3.78% (Liquidity Facility
 Merrill Lynch & Co., Inc.)  7,000,000  7,000,000
Massachusetts Wtr. Resource Auth.:
CP:
 3.55% 8/7/98, LOC Morgan Guaranty Trust Co., NY  1,000,000  1,000,000
  3.55% 9/1/98, LOC Morgan Guaranty Trust Co., NY  8,700,000
8,700,000
  3.40% 9/2/98, LOC Morgan Guaranty Trust Co., NY  7,000,000
7,000,000
  3.60% 9/4/98, LOC Morgan Guaranty Trust Co., NY  12,200,000
12,200,000
  3.40% 9/8/98, LOC Morgan Guaranty Trust Co., NY  4,100,000
4,100,000
  3.45% 9/8/98, LOC Morgan Guaranty Trust Co., NY  3,600,000
3,600,000
  3.55% 9/8/98, LOC Morgan Guaranty Trust Co., NY  3,000,000
3,000,000
  3.50% 9/9/98, LOC Morgan Guaranty Trust Co., NY  14,700,000
14,700,000
  3.55% 9/10/98, LOC Morgan Guaranty Trust Co., NY  15,300,000
15,300,000
  3.55% 9/11/98, LOC Morgan Guaranty Trust Co., NY  9,250,000
9,250,000
  3.65% 9/15/98, LOC Morgan Guaranty Trust Co., NY  2,300,000
2,300,000
  3.50% 9/16/98, LOC Morgan Guaranty Trust Co., NY  1,000,000
1,000,000
  3.45% 9/17/98, LOC Morgan Guaranty Trust Co., NY  4,000,000
4,000,000
  3.70% 10/7/98, LOC Morgan Guaranty Trust Co., NY  6,000,000
6,000,000
  3.45% 10/15/98, LOC Morgan Guaranty Trust Co., NY  4,800,000
4,800,000
  3.50% 10/16/98, LOC Morgan Guaranty Trust Co., NY  1,000,000
1,000,000
  3.65% 11/3/98, LOC Morgan Guaranty Trust Co., NY  4,300,000
4,300,000
  3.65% 11/5/98, LOC Morgan Guaranty Trust Co., NY  3,800,000
3,800,000
  3.45% 11/10/98, LOC Morgan Guaranty Trust Co., NY  2,400,000
2,400,000
  3.55% 12/1/98, LOC Morgan Guaranty Trust Co., NY  11,000,000
11,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Wtr. Resource Auth.: - continued
 Participating VRDN (c):
 Series 1995 SG-17, 3.70% (Liquidity Facility
  Societe Generale, France) $ 5,000,000 $ 5,000,000
  Series 1996 SG-63, 3.70% (Liquidity Facility
  Societe Generale, France)  1,000,000  1,000,000
  Series BTP-297, 3.55% (Liquidity Facility
  Bankers Trust Co.)  9,033,500  9,033,500
 (Multi-Modal Subordinated Gen. Rev.)
 Series 1997-B, 3.40% (Liquidity Facility
 Bank of Nova Scotia) (AMBAC Insured) VRDN 18,200,000 18,200,000 Merrimack Valley Reg. Transit Auth.
Gen. Oblig. RAN 4% 6/18/99  4,600,000  4,608,881
Middleborough Gen. Oblig. BAN 4% 4/14/99  7,300,000  7,318,520
Montachusetts Reg. Transit Auth. Gen. Oblig.
RAN 4% 6/25/99  3,800,000  3,810,204
Natick Gen. Oblig. BAN:
3.75% 8/7/98  7,770,000  7,770,169
 3.75% 1/8/99  6,185,000  6,190,148
New Bedford Gen. Oblig. BAN 4.10% 4/14/99
(BPA Fleet Nat'l. Bank)  6,000,000  6,020,240
Newton Gen. Oblig. BAN 3.75% 3/25/99  3,500,000  3,505,809
North Andover Gen. Oblig. BAN 3.75% 8/19/98  5,700,000  5,700,358
Northampton Gen. Oblig. BAN 4.25% 12/22/98  3,600,000  3,605,982
Northborough Gen. Oblig. BAN 4% 2/2/99  3,250,000  3,256,093
Northborough Ind. Rev. Board (Tru Realty Corp. Proj.,
Toys "R" Us, Inc.) 3.625%, LOC Chase
Manhattan Bank, VRDN  2,900,000  2,900,000
Peabody Gen. Oblig. BAN 3.75% 10/16/98  2,500,000  2,500,878
Pioneer Valley Reg. Transit Auth. Gen. Oblig.
RAN 4% 8/6/99  10,200,000  10,226,418
Plymouth Gen. Oblig. BAN 3.75% 10/22/98  5,600,000  5,602,725
Quincy Gen. Oblig. BAN 4% 5/21/99  3,000,000  3,005,029
Reading Gen. Oblig. BAN 4% 1/14/99  3,000,000  3,004,554
Rockport Gen. Oblig. BAN 3.75% 11/3/98  4,260,000  4,261,961
Seekonk Gen. Oblig. BAN 4.25% 11/19/98  5,370,000  5,376,517
Southeastern Reg. Transit Auth. Gen. Oblig.
RAN 4.25% 9/18/98  3,600,000  3,601,491
Springfield Gen. Oblig. BAN:
4.40% 9/4/98 (BPA Fleet Nat'l. Bank)  4,200,000  4,201,713
 4.25% 11/20/98 (BPA Fleet Nat'l. Bank)  13,200,000  13,215,042
 4% 6/25/99 (BPA Fleet Nat'l. Bank)  2,200,000  2,205,657
 4% 7/15/99 (BPA Fleet Nat'l. Bank)  10,400,000  10,433,112
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Sutton Gen. Oblig. BAN 4% 4/28/99 $ 5,800,000 $ 5,811,615
Taunton Gen. Oblig. BAN 4% 5/7/99  3,000,000  3,004,787
Uxbridge Gen. Oblig. BAN 4% 1/15/99  6,000,000  6,011,819
Wakefield Gen. Oblig. BAN 4% 4/21/99  4,500,000  4,512,373
Walpole Gen. Oblig. BAN:
Series 1997, 4% 12/16/98  5,700,000  5,704,439
 3.85% 12/16/98  4,000,000  4,002,569
Watertown Gen. Oblig. BAN 4% 10/28/98  5,750,000  5,754,044
Westfield Gen. Oblig. BAN 4.10% 10/22/98  4,000,000  4,004,677
Westford Gen. Oblig. BAN 4% 4/15/99  3,600,000  3,609,670
Weston Gen. Oblig. BAN:
3.75% 9/30/98  4,450,000  4,451,836
 4% 9/30/98  5,000,000  5,001,276
Westwood Gen. Oblig. BAN:
3.75% 12/17/98  2,145,600  2,146,921
 4% 12/17/98  1,568,900  1,571,280
Woods Hole Marthas Vineyard & Nantucket
Steamship Auth. Gen. Oblig. BAN 3.75% 11/16/98  3,000,000  3,001,413
Wrentham Gen. Oblig. BAN 4.15% 3/16/99  4,000,000  4,019,518
  1,244,206,866
PUERTO RICO - 3.2%
Puerto Rico Elec. Pwr. Auth. Rev. Participating VRDN,
Series PA-150, 3.50% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)  1,300,000  1,300,000
Puerto Rico Hwy. & Trans. Auth. Participating VRDN (c):
Series PA-125, 3.50% (Liquidity Facility
 Merrill Lynch & Co., Inc.)  1,010,000  1,010,000
 Series PA-331, 3.50% (Liquidity Facility
 Merrill Lynch & Co., Inc.)  1,900,000  1,900,000
 Series PA-376, 3.50% (Liquidity Facility
 Merrill Lynch & Co., Inc.)  3,130,000  3,130,000
 Series PT-183, 3.50% (Liquidity Facility
 Commerzbank, AG)  15,840,000  15,840,000
Puerto Rico Pub. Impt. Participating VRDN (c):
Series PA-97, 3.50% (Liquidity Facility
 Merrill Lynch & Co., Inc.)  1,645,000  1,645,000
 Series PT-63, 3.50% (Liquidity Facility
 Merrill Lynch & Co., Inc.)  1,800,000  1,800,000
 Series PT-1051, 3.50% (Liquidity Facility
 Merrill Lynch & Co., Inc.)  14,200,000  14,200,000
  40,825,000
TOTAL INVESTMENT IN SECURITIES - 100%  $ 1,285,031,866
Total Cost for Income Tax Purposes  $ 1,285,031,816
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At January 31, 1998, the fund had a capital loss carryforward of approximately $66,000 of which $13,000 and $53,000 will expire on January 31, 2003 and 2005, respectively.
FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                JULY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE -                                     $ 1,285,031,866
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR FUND SHARES SOLD                                           12,359,079

INTEREST RECEIVABLE                                                       10,252,292

 TOTAL ASSETS                                                             1,307,643,237

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                          $ 10,426,418

PAYABLE FOR FUND SHARES REDEEMED                            12,622,991

DISTRIBUTIONS PAYABLE                                       104,770

ACCRUED MANAGEMENT FEE                                      410,899

OTHER PAYABLES AND ACCRUED EXPENSES                         524,220

 TOTAL LIABILITIES                                                        24,089,298

NET ASSETS                                                               $ 1,283,553,939

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 1,283,618,901

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                       (64,962)

NET ASSETS, FOR 1,283,529,773 SHARES OUTSTANDING                         $ 1,283,553,939

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                  $1.00
SHARE ($1,283,553,939 (DIVIDED BY) 1,283,529,773 SHARES)



STATEMENT OF OPERATIONS
                                      SIX MONTHS ENDED JULY 31, 1998 (UNAUDITED)

INTEREST INCOME                                                     $ 21,978,407

EXPENSES

MANAGEMENT FEE                                         $ 2,411,690

TRANSFER AGENT FEES                                     953,388

ACCOUNTING FEES AND EXPENSES                            83,695

NON-INTERESTED TRUSTEES' COMPENSATION                   3,398

CUSTODIAN FEES AND EXPENSES                             31,101

REGISTRATION FEES                                       27,898

AUDIT                                                   31,780

LEGAL                                                   6,174

 TOTAL EXPENSES BEFORE REDUCTIONS                       3,549,124

 EXPENSE REDUCTIONS                                     (3,767)      3,545,357

NET INTEREST INCOME                                                  18,433,050

NET REALIZED GAIN (LOSS) ON INVESTMENTS                              1,257

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 18,434,307

OTHER INFORMATION

EXPENSE REDUCTIONS                                                  $ 3,767
CUSTODIAN CREDITS



STATEMENT OF CHANGES IN NET ASSETS
                                                             SIX MONTHS ENDED   YEAR ENDED
                                                             JULY 31, 1998      JANUARY 31,
                                                             (UNAUDITED)        1998

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                   $ 18,433,050       $ 32,545,703
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                     1,257              3,832

 INCREASE (DECREASE) IN NET UNREALIZED GAIN FROM ACCRETION    -                  (5,055)
 OF MARKET DISCOUNT

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING              18,434,307         32,544,480
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME        (18,433,050)       (32,545,703)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE      2,163,171,647      3,380,459,506
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME       17,874,055         31,602,703

 COST OF SHARES REDEEMED                                      (2,097,039,533)    (3,180,203,918)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES             84,006,169         231,858,291
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                     84,007,426         231,857,068

NET ASSETS

 BEGINNING OF PERIOD                                          1,199,546,513      967,689,445

 END OF PERIOD                                               $ 1,283,553,939    $ 1,199,546,513




FINANCIAL HIGHLIGHTS
                              SIX MONTHS ENDED                 YEARS ENDED JANUARY 31,
                              JULY 31, 1998

                              (UNAUDITED)        1998         1997       1996       1995       1994
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 1.000            $ 1.000      $ 1.000    $ 1.000    $ 1.000    $ 1.000
BEGINNING OF PERIOD

INCOME FROM INVESTMENT         .015                .031         .029       .032       .023       .017
OPERATIONS
NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST             (.015)              (.031)       (.029)     (.032)     (.023)     (.017)
 INCOME

NET ASSET VALUE,              $ 1.000            $ 1.000      $ 1.000    $ 1.000    $ 1.000    $ 1.000
END OF PERIOD

TOTAL RETURN B                 1.47%               3.10%        2.90%      3.20%      2.29%      1.71%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS,                   $ 1,283,554        $ 1,199,547  $ 967,689  $ 847,490  $ 756,929  $ 610,154
END OF PERIOD
(000 OMITTED)

RATIO OF EXPENSES TO           .57% A              .57%         .59%       .60%       .63%       .66%
AVERAGE NET ASSETS

RATIO OF NET INTEREST          2.96% A             3.07%        2.86%      3.15%      2.28%      1.69%
INCOME TO AVERAGE
NET ASSETS


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Massachusetts Municipal Income Fund (the income fund), Spartan Massachusetts Municipal Money Market Fund, and Fidelity Massachusetts Municipal Money Market Fund (the money market funds) (collectively, the funds) are funds of Fidelity Massachusetts Municipal Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
MONEY MARKET FUNDS. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market funds, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
to differing treatments for market discount, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to futures and excise tax regulations. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
3. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities , other than short-term securities, aggregated $127,698,786 and $82,990,135, respectively.
The market value of futures contracts opened and closed for during the period amounted to $36,716,053 and $47,741,570, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser for the income fund and Fidelity Massachusetts Municipal Money Market Fund, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period for the funds. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of
 .39% of average net assets for the income fund and Fidelity Massachusetts Municipal Money Market Fund.
For Spartan Massachusetts Municipal Money Market Fund, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets. FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $3,753 for the period.
SUB-ADVISER FEE. As the money market funds' investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the income fund and Fidelity Massachusetts Municipal Money Market Fund. UMB has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED
For the period, the transfer agent fees were equivalent to an annualized rate of .09% and .15% of average net assets for the income fund and Fidelity Massachusetts Municipal Money Market Fund, respectively.
5. EXPENSE REDUCTIONS.
Each fund has entered into arrangements with their custodian and transfer agent whereby credits realized on uninvested cash balances were used to offset a portion of certain funds' expenses.
For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
Company
Boston, MA
SUB-ADVISER, MONEY MARKET FUNDS
Fidelity Investments Money
Management, Inc.
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Boyce I. Greer, Vice President -
MONEY MARKET FUNDS
Dwight D. Churchill, Vice President -
INCOME FUND
Scott A. Orr, Vice President -
MONEY MARKET FUNDS
Christine J. Thompson, Vice President -
INCOME FUND
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Stanley N. Griffith, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress(registered trademark)   1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE
* INDEPENDENT TRUSTEES